As filed with the Securities and Exchange Commission on February 26, 2003


                                                      Registration Nos:  2-41251
                                                                        811-2214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]

        Pre-Effective Amendment No.                               [     ]

        Post-Effective Amendment No.  70                          [  X  ]
                                     ----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]


        Amendment No.  52                                         [  X  ]
                      ----



                              LIBERTY FUNDS TRUST I
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)


Name and Address of Agent for Service:  Heidi A. Hoefler, Esq.

                                        Liberty Funds Group LLC
                                        One Financial Center
                                        Boston, MA  02111


                                        Copy to:
                                        --------

                                        John M. Loder, Esq.
                                        Ropes & Gray
                                        One International Place
                                        Boston, MA  02110-2624

                                        Cameron S. Avery, Esq.
                                        Bell, Boyd & Lloyd LLC
                                        70 West Madison Street, Suite 3300
                                        Chicago, IL 60602-4207


                                        Clifford J. Alexander, Esq.
                                        Kirkpatrick & Lockhart LLP
                                        1800 Massachusetts Avenue NW
                                        Washington, DC 20036


It is proposed that this filing will become effective (check appropriate box):

[     ]    Immediately upon filing pursuant to paragraph (b).

[     ]    On [date] pursuant to paragraph (b).

[     ]    60 days after filing pursuant to paragraph (a)(1).

[     ]    On [date] pursuant to paragraph (a)(1) of Rule 485.


[  X  ]    75 days after filing pursuant to paragraph (a)(2).


[     ]    On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /    this post-effective amendment designates a new
           effective date for a previously filed
           post-effective amendment.

COLUMBIA STABLE VALUE FUND                            PROSPECTUS, ________, 2003

INSTITUTIONAL CLASS I SHARES

Advised by Columbia Management Company

Liberty Funds Trust I






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 TABLE OF CONTENTS


 THE FUND                                    2    MANAGING THE FUND                              17
----------------------------------------------    --------------------------------------------------

 Investment Goal.............................2    Investment Advisor.............................17

 Principal Investment Strategies.............2    Portfolio Manager..............................18

 Principal Investment Risks..................8

 Your Expenses..............................11    OTHER INVESTMENT STRATEGIES AND RISKS          18
                                                  --------------------------------------------------

                                                  Derivative Strategies..........................18

 YOUR ACCOUNT                               12    Asset-Backed Securities........................18
----------------------------------------------

 How to Buy Shares..........................12    Mortgage-Backed Securities.....................19

 Eligible Investors ........................14    Temporary Defensive Strategies ................19

 Sales Charges..............................14

 How to Sell Shares ........................14    APPENDIX A                                     20
                                                  --------------------------------------------------

 Redemption Fee.............................14

 Fund Policy on Trading of Fund Shares......15

 Other Information About Your Account.......16


 Only eligible investors may purchase Institutional Class I shares of the Fund. See "Your Account - Eligible Investors" for more information.

 Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ----------------------------
                                                    Not FDIC
                                                     Insured    May Lose Value
                                                    ----------------------------
                                                               No Bank Guarantee
                                                    ----------------------------

 THE FUND


 INVESTMENT GOAL
 -------------------------------------------------------------------------------

 Columbia Stable Value Fund seeks to provide current income while seeking to maintain a stable asset value per share.

 PRINCIPAL INVESTMENT STRATEGIES
 -------------------------------------------------------------------------------

 Columbia Stable Value Fund (the "Fund") pursues its investment goal by investing primarily in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 85% of its net assets among a group of other fixed income mutual funds ("Portfolio Funds") advised by Columbia Management Company, the Fund's investment advisor ("Advisor"). The Fund may also invest, under normal circumstances, up to 15% of its net assets, plus any cash received that day, in cash, high quality short-term paper and U.S. Government securities, as well as in one or more Wrapper Agreements, as described below.

 The current Portfolio Funds, and the percentage of the Fund's net assets allocated to each under normal circumstances, are set forth below:

         PORTFOLIO FUND                         NORMAL ALLOCATION
         --------------                         -----------------

         Columbia Short Term Bond Fund, Inc.          60% - 95%

         Liberty Quality Plus Bond Fund               0% - 25%

         Liberty Intermediate Government Income Fund  0% - 25%

         Columbia Fixed Income Securities Fund, Inc.  0% - 25%

         Columbia Daily Income Company                0% - 20%

 The Fund seeks to maintain a stable value, or constant share price, at $10.00 per share by entering into one or more specialized investment contracts ("Wrapper Agreements") that are issued by banks, insurance companies or other financial institutions. In using a Wrapper Agreement, the Fund seeks to offset the price fluctuations normally associated with investments in fixed income securities, which the Fund makes primarily through the Portfolio Funds.

 In general, a Wrapper Agreement obligates the wrapper provider to maintain the book value (the adjusted cost basis) of some or all of the assets in the Fund's portfolio. For example, if, in order to meet redemptions, the Fund liquidated a significant portion of the assets covered by a Wrapper Agreement and, at that time, the market value of the liquidated assets was less than their book value, the wrapper provider might be required to pay the Fund the difference. Conversely, if, in such circumstances, the market value of the liquidated covered assets was more than their book value, the Wrapper Agreement might obligate the Fund to pay the wrapper provider the difference. The Fund pays a periodic fee to the wrapper provider based on the assets covered by the Wrapper Agreement.

 Under the terms of the Fund's current Wrapper Agreements, the Advisor can vary the allocation range specified above for any Portfolio Fund, provided that at least 60% of the Fund's net assets are, under normal circumstances, invested in Columbia Short Term Bond Fund, Inc. The allocations specified above may also change if the Fund enters into other Wrapper Agreements or if the current Wrapper Agreements are modified by agreement of the Fund and the wrapper provider.

 The Advisor normally invests the Fund's assets among the Portfolio Funds in accordance with the allocation ranges specified above and, as with the other investments for the Fund, in accordance with the Fund's investment goal, policies and restrictions, as well as with the requirements of each of the Fund's Wrapper Agreements. A Wrapper Agreement typically imposes percentage allocation and credit quality standards that correspond to, but may be more stringent than, the investment policies established by the Fund. For example, under the Fund's current Wrapper Agreements, the Fund must allocate its assets among the Portfolio Funds in accordance with the percentages specified above and must also maintain an average credit quality of at least AA (as rated by Standard & Poor's ("S&P")) and Aa3 (as rated by Moody's Investors Service, Inc. ("Moody's")). The Fund's compliance with a Wrapper Agreement's credit quality requirements is, and the Fund's compliance with certain other Wrapper Agreement requirements such as maximum average duration or maturity may be, measured in part by "looking through" to the underlying securities held by each Portfolio Fund. Under certain circumstances, a Wrapper Agreement may require that the Fund invest entirely in cash or cash equivalents.

 The Fund attempts, under normal circumstances, to maintain an average weighted portfolio maturity of between 2 and 5 years and an average portfolio duration (measured on a dollar-weighted basis) of 1.5 to 4 years. In making these calculations, the Fund "looks through" to the underlying securities held by each Portfolio Fund. A relatively greater allocation of Fund assets is given to Columbia Short Term Bond Fund, Inc., because Columbia Short Term Bond Fund, Inc. seeks to maintain an average portfolio duration that does not exceed three years. The Advisor may change the Fund's average portfolio duration by changing its allocation among the Portfolio Funds, investing in U.S. Government securities and/or investing in money market instruments.

 The Fund is available only to certain tax-advantaged retirement or savings plans, such as individual retirement accounts described in Section 408 of the Internal Revenue Code ("Code"), cash or deferred arrangements described in
 Section 401(k) of the Code, custodial accounts described in Section 403(b)(7) of the Code and qualified tuition programs described in Section 529 of the Code ("IRAs," "401(k) Plans," "403(b) Accounts," and "529 Plans," respectively). The Fund is designed for investors who seek current income while maintaining a stable share price. The Fund is not a complete investment program, and there can be no assurance that it will achieve its investment goal. The Fund is not a money market fund, and there is no guarantee that it will be able to maintain a stable value per share.

 The investment objectives and strategies of the current Portfolio Funds, as well as the principal features of Wrapper Agreements, are summarized below. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds.

 COLUMBIA SHORT TERM BOND FUND, INC., CLASS Z ("SHORT TERM BOND FUND")

 Short Term Bond Fund seeks a high level of current income consistent with a high degree of principal stability.

 Under normal circumstances, Short Term Bond Fund invests at least 80% of its assets in short-term, investment-grade, fixed income securities (rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, deemed by the Advisor to be of comparable quality). Normally, Short Term Bond Fund invests at least 50% of its assets in direct and indirect obligations of the U.S. Government, its agencies and instrumentalities, and corporate debt securities rated in the two highest categories by S&P (AAA or AA) or Moody's (Aaa or Aa). Short Term Bond Fund's average portfolio duration will not exceed three years.

 Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

 LIBERTY QUALITY PLUS BOND FUND, CLASS Z ("QUALITY PLUS BOND FUND")

 Quality Plus Bond Fund seeks a high level of current income consistent with prudent risk of capital.

 Quality Plus Bond Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in U.S. and foreign corporate debt obligations such as notes and bonds. Quality Plus Bond Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

 Quality Plus Bond Fund may from time to time invest in a limited amount of interest rate futures contracts. Quality Plus Bond Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to it of changes in interest rates.

 In selecting portfolio securities for Quality Plus Bond Fund, the Advisor monitors and evaluates economic trends, establishes duration targets and ranges of interest rates on bonds of various maturities, and determines the appropriate allocation of Quality Plus Bond Fund's investments among various market sectors.

 Under normal circumstances, at least 80% of Quality Plus Bond Fund's net assets plus borrowings for investment purposes will be debt obligations of investment grade quality. High quality securities tend to pay less income than lower-rated securities. Quality Plus Bond Fund expects that, under normal circumstances, at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Advisor to be of comparable quality. If the rating of a security held by Quality Plus Bond Fund is downgraded to below investment grade, Quality Plus Bond Fund does not have to sell the security unless the Advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, Quality Plus Bond Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's to the extent that such securities exceed 5% of its net assets.

 Quality Plus Bond Fund's weighted average maturity will vary from time to time depending on current market and economic conditions and the Advisor's assessment of probable changes in interest rates.

 Quality Plus Bond Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Advisor believes that holding the security is no longer consistent with the Fund's investment goal.

 As part of its investment strategy, Quality Plus Bond Fund may buy and sell securities frequently. Frequent trading could mean higher brokerage commissions and other transaction costs, which could reduce Quality Plus Bond Fund's returns.

 Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

 LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND, CLASS Z ("INTERMEDIATE GOVERNMENT INCOME FUND")

 Intermediate Government Income Fund seeks the highest level of current income consistent with prudent risk of capital.

 Under normal circumstances, Intermediate Government Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase obligations backed by these obligations. Intermediate Government Income Fund also invests in debt obligations of U.S. and foreign corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

 Intermediate Government Income Fund may from time to time invest in a limited amount of interest rate futures contracts. Intermediate Government Income Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to it of changes in interest rates.

 In selecting portfolio securities for Intermediate Government Income Fund, the Advisor monitors and evaluates economic trends, establishes duration targets and ranges of interest rates on bonds of various maturities, and determines the appropriate allocation of Intermediate Government Income Fund's investments among various market sectors.

 Nearly all Intermediate Government Income Fund's investments will be of investment grade quality and will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Advisor to be of comparable quality. If the rating of a security held by Intermediate Government Income Fund is downgraded to below the required minimum rating, Intermediate Government Income Fund does not have to sell the security unless the Advisor determines that under the circumstances it is no longer an appropriate investment for the Fund. However, Intermediate Government Income Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's to the extent that such securities exceed 5% of its net assets.

 Intermediate Government Income Fund's weighted average maturity will be between three and ten years under normal circumstances.

 Intermediate Government Income Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Advisor believes that holding the security is no longer consistent with the Fund's investment goal.

 As part of its investment strategy, Intermediate Government Income Fund may buy and sell securities frequently. Frequent trading could mean higher brokerage commissions and other transaction costs, which could reduce Intermediate Government Income Fund's returns.

 Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

 COLUMBIA FIXED INCOME SECURITIES FUND, INC., CLASS Z ("FIXED INCOME SECURITIES FUND")

 Fixed Income Securities Fund seeks a high level of income by investing in a broad range of debt securities with intermediate to long-term maturities.

 Under normal market conditions, Fixed Income Securities Fund intends to invest at least 90% of its assets in investment-grade debt securities, or their unrated equivalents, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations.

 As part of its investment strategy, Fixed Income Securities Fund may buy and sell securities frequently. Frequent trading could mean higher transaction costs, which could reduce Fixed Income Securities Fund's returns.

 Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

 COLUMBIA DAILY INCOME COMPANY, CLASS Z ("DAILY INCOME COMPANY")

 Daily Income Company seeks a high level of income consistent with the maintenance of liquidity and the preservation of capital by investing primarily in high quality money market securities.

 The securities in which Daily Income Company invests include those issued by the U.S. Government and its agencies and instrumentalities, whose principal and interest are guaranteed; commercial paper which, if rated by S&P or Moody's, is rated, at the time of purchase, at least A-1 by S&P and Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the Advisor; and other high quality corporate debt with an average maturity of less than 12 months.

 Daily Income Company's assets will be invested in short-term debt obligations maturing within one year. The average dollar-weighted maturity of Daily Income Company's portfolio will not exceed 90 days.

 Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

 WRAPPER AGREEMENTS

 Generally, Wrapper Agreements are intended to offset the impact of changes in interest rates on the market value of the Fund's investments. Each of the Fund's Wrapper Agreements obligates the wrapper provider to make payments necessary to offset any decrease in the "book value" of the Fund's assets covered by the Wrapper Agreement, if certain events occur. "Book value" is the price the Fund paid for the covered assets plus interest on those assets accrued at the "crediting rate" determined under the Wrapper Agreement. The Fund's yield is based on the crediting rate under the Wrapper Agreements. Although the crediting rate will generally reflect movements in prevailing interest rates, it may be more or less than the prevailing interest rate or the actual income earned on the covered assets. The crediting rate under a Wrapper Agreement will not fall below zero.

 A typical Wrapper Agreement provides for adjustment of the crediting rate under various circumstances and at certain pre-established times. For example, the crediting rate may change if there is a default on or a material decrease in value of any of the Fund assets covered by the Wrapper Agreement, as the difference between the market value and the book value of the covered assets varies. The crediting rate may also change as a result of increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value. If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the market yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's yield; conversely, redemptions of Fund shares will tend to increase the crediting rate and the Fund's yield. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase the crediting rate and the Fund's yield; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the Fund's yield.

 Wrapper Agreements may vary as to when payments between the Fund and the wrapper provider must be made. Typically, payments under a Wrapper Agreement are due only upon termination of the Agreement, upon complete liquidation of the assets covered by the Agreement or upon a decline in the market value of the covered assets below a specified threshold. However, certain terminations, such as a termination to effect the substitution of a new Wrapper Agreement, might not trigger any payment obligation under the prior Wrapper Agreement. Wrapper Agreements are not actively traded and may not be transferred without the consent of the wrapper provider.

 The Fund anticipates that, under normal circumstances, at least 85% of its net assets will be covered by one or more Wrapper Agreements. The Fund may choose not to cover certain of its directly held fixed income securities, such as those with remaining maturities of 60 days or less and other short-term instruments or cash equivalents.

 In selecting providers of Wrapper Agreements, the Advisor analyzes the proposed terms of the Wrapper Agreement as well as the credit quality of the wrapper provider. The Fund seeks to enter into Wrapper Agreements with providers whose long-term debt obligations are rated, at the inception of the Agreement, in one of the top three rating categories of S&P or Moody's. Other factors, including the availability of Wrapper Agreements under the then-current conditions, may affect the number of providers and the terms of the Wrapper Agreements held by the Fund. The Fund may terminate and replace Wrapper Agreements under certain circumstances, including upon the default of the Wrapper Agreement provider.

 Wrapper Agreements are illiquid investments. There is currently no trading market for Wrapper Agreements, and none is expected to develop. In general, in determining its net asset value, the Fund normally values its covered assets at their market value and values a Wrapper Agreement at the difference between the covered assets' market value and their book value, which may result in a positive or negative adjustment to the market value of the covered assets. The use of this method of valuation is important to the Fund's ability to maintain a stable value.

 PRINCIPAL INVESTMENT RISKS
 -------------------------------------------------------------------------------

 The principal risks of investing in the Fund are described below. Certain of these risks are specific to stable value funds. Other risks relate to the Fund's structure as a fund of funds and reflect the fact that the value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among the Portfolio Funds. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

 RISKS SPECIFIC TO STABLE VALUE FUNDS

 WRAPPER AGREEMENT RISK. Although a Wrapper Agreement is intended to offset certain changes in the book value of the Fund's investments and to help the Fund maintain a constant share price at $10.00 per share, there is no guarantee that the Fund's Wrapper Agreements will enable the Fund to achieve its investment goal. If the Fund does not hold one or more Wrapper Agreements covering the non-cash assets in its portfolio, it is unlikely to be able to maintain a constant share price. Depending on the terms of the Wrapper Agreement, the Fund may lose the benefit of the Wrapper Agreement on any portion of its assets in default in excess of a specified percentage (such as 5%) of assets. If the provider of a Wrapper Agreement does not perform under the Wrapper Agreement, the Fund may not be able to maintain a constant share price. If the Fund defaults on its obligations under a Wrapper Agreement, for example, by violating an investment restriction imposed under the Agreement, the provider might terminate the Wrapper Agreement. Because there is a limited number of Wrapper Agreement providers, the Fund might not be able to purchase Wrapper Agreements when needed, sufficient to cover its portfolio and at a competitive cost.

 ACCOUNTING AND REGULATORY RISK. The Fund values each of its Wrapper Agreements at the Agreement's fair value, as determined pursuant to procedures adopted by the Fund's Board of Trustees. The Fund may not be able to maintain a constant share price if any governmental or self-regulatory authority determines that it is not appropriate to value Wrapper Agreements as offsetting certain market value fluctuations in the Fund's portfolio or if the Fund's Board of Trustees determines that such valuation is not appropriate.

 YIELD RISK. The Fund's Wrapper Agreements typically will cause the Fund's yield to rise and fall more slowly when prevailing interest rates change than the yield of a conventional bond or money market fund, so the Fund's yield may not reflect current market rates. Also, purchases and redemptions by Fund shareholders may increase or decrease the crediting rate, which may, in turn, increase or decrease the Fund's yield. Under extreme circumstances, the crediting rate, and thus the Fund's yield, could be reduced to zero for an extended period. Because of the adjustments that may be made to the crediting rate, the Fund's return to shareholders may be more or less than the actual investment return on the Fund's covered assets. Additionally, under certain circumstances, the Fund may be obligated under the Wrapper Agreements to maintain a high percentage of its assets in short-term investments or cash, which would result in reduced income for the Fund.

 RISKS RELATING TO THE PORTFOLIO FUNDS

 MANAGEMENT RISK. Management risk means that the Advisor's investment decisions, either directly for the Fund or indirectly through the Portfolio Funds, might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Because of management risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

 INTEREST RATE RISK. Since the Fund may invest in Portfolio Funds that invest in fixed income securities, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, prices of fixed income securities fall, and if interest rates fall, fixed income securities prices rise. Changes in the values of fixed income securities usually will not affect the amount of income a Portfolio Fund receives but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for fixed income securities with longer maturities than for securities with shorter maturities.

 CREDIT RISK. Credit risk refers to the possibility that the issuer of a fixed income security may fail to make timely payments of interest or principal. Although certain of the Portfolio Funds may invest, to a limited extent, in non-investment-grade fixed income securities, each of the Portfolio Funds, under normal circumstances, invests primarily in investment-grade securities, including those issued by the U.S. Government, its agencies and instrumentalities. The lower-rated fixed income securities held by certain Portfolio Funds are generally subject to greater credit risk than higher-rated securities. See the Statement of Additional Information for a complete discussion of credit ratings.

 STRUCTURE RISK - PREPAYMENT RISK AND EXTENSION RISK. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters that security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. PREPAYMENT RISK is associated with investments in mortgage-backed securities and is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected, which could adversely affect the value of a Portfolio Fund holding such securities. In that event, the Portfolio Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. EXTENSION RISK is the possibility that a rise in interest rates may cause certain fixed income obligations held by a Portfolio Fund to be paid off later than expected. In that event, the value of the obligation will decrease, and the Fund may be unable to invest in higher-yielding securities. The potential impact of prepayment or extension on the price of a mortgage-backed or other fixed income security may be difficult to predict and may result in greater volatility.

 ISSUER RISK. A Portfolio Fund that invests in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset backed securities, is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

 INFLATION RISK. Inflation poses a risk to investors who invest exclusively in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

 FOREIGN SECURITIES. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

 AFFILIATED FUND RISK. In managing the Fund, the Advisor has authority to change the Portfolio Funds in which the Fund invests or to change the percentage allocations among the Portfolio Funds, subject to the requirements, if any, imposed by the Wrapper Agreements. Since different Portfolio Funds pay different rates of management fees to the Advisor or its affiliates, the Advisor may have a conflict of interest selecting the Portfolio Funds or in determining the relative percentage allocations among Portfolio Funds.

 Interest rate risk, credit risk and/or structure risk also apply to the Fund's direct investments in short-term paper and U.S. Government securities.

 An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Because the Fund is a new Fund and has not completed a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus. Average annual total returns for each Portfolio Fund as of December 31, 2002, are included in Appendix A.

 YOUR EXPENSES
 -------------------------------------------------------------------------------

 Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

      EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      o $10,000 initial investment

      o 5% total return for each year

      o Fund operating expenses remain the same

      o Assumes reinvestment of all dividends and distributions

 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

 Maximum sales charge (load) on purchases                              None

--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on redemptions                   None

--------------------------------------------------------------------------------
 Redemption fee (as a percentage of amount redeemed)                   2%(2)

 (1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
 (2) Certain redemptions of shares made within 12 months of purchase are subject to a 2% redemption fee. See "How to Sell Shares." Also, there is a $7.50 charge for wiring sale proceeds to your bank.

 DIRECT ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

 Management fee(3)(%)                                                  0.__
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)                             None
 -------------------------------------------------------------------------------
 Other expenses(4)(%)                                                  0.__
 -------------------------------------------------------------------------------
 Total direct annual fund operating expenses(5)(%)                     0.__
 -------------------------------------------------------------------------------

COMBINED ANNUAL FUND OPERATING EXPENSES(6)

 Management fee(3)(%)                                                  0.__
 -------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)                             None
 -------------------------------------------------------------------------------
 Other expenses(4)(%)                                                  0.__
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 Total combined annual fund operating expenses(5)(%)                   _.__
 -------------------------------------------------------------------------------

 (3) In addition to the management fee, the Fund pays the Advisor an administrative fee of 0.__%, which is included in "Other expenses."


 (4) "Other expenses" are based on estimated amounts for the first year of operations.


 (5) The Fund's Advisor has agreed to bear a portion of the Fund's "Other Expenses" so that "Total combined annual fund operating expenses" do not exceed _.__% annually. The Advisor will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's Total combined annual fund operating expenses will not exceed _.__% annually. This arrangement may be modified or terminated at an earlier date by the Advisor.


 (6) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year, and assume the following allocation of the Fund's net assets among the Portfolio Funds: Short Term Bond Fund, 65%; Quality Plus Bond Fund, 5%; Intermediate Government Income Fund, 5%; Fixed Income Securities Fund, 10%; and Daily Income Company, 15%. Based on this allocation, the Fund's estimated direct annual expenses would have been _.__% (representing management fees of _.__% and other expenses of _.__%). Such expense ratios ranged from _.__% to _.__%. The aggregate expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time, as well as the expenses of the Portfolio Funds.


EXAMPLE EXPENSES(7) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

            1 YEAR      3 YEARS
            $---         $---

 (7) Includes the fees and expenses incurred by the Fund directly and indirectly through its investments in the Portfolio Funds based on the assumptions set forth in footnote 6 above.

 YOUR ACCOUNT

 HOW TO BUY SHARES
 -------------------------------------------------------------------------------

 If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD              INSTRUCTIONS

 Through your        Your financial advisor can help you establish your account
 financial advisor   and buy fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

--------------------------------------------------------------------------------
 By check (new       For new accounts, send a completed application and check
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 account) made payable to the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

--------------------------------------------------------------------------------
 By check (existing  For existing accounts, fill out and return the additional account) investment stub included in your account statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

--------------------------------------------------------------------------------
 By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.

--------------------------------------------------------------------------------
 By electronic funds You may purchase shares of the Fund by electronically transfer (existing transferring money from your bank account to your Fund account) account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

--------------------------------------------------------------------------------
 Automatic           You may make monthly or quarterly investments automatically
 investment plan     from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

--------------------------------------------------------------------------------

 ELIGIBLE INVESTORS

 Only Eligible Investors may purchase Institutional Class I shares of the Fund, directly or by exchange. Eligible Investors are as follows:

 o any person investing through an IRA, including any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account from any employer-sponsored retirement plan or other individual retirement account;

 o    any person investing through an eligible 401(k) Plan;

 o    any person investing through an eligible 403(b) Account; and

 o    any Columbia 529 Plan portfolio.

 A 401(k) Plan or 403(b) Account is an "eligible" investor if the terms of the 401(k) Plan or 403(b) Account prohibit participants from transferring monies from the Fund, directly or indirectly, within three months of receipt of such monies, to a "competing" investment. A "competing" investment is: an investment option comprised primarily of either money market instruments or fixed income investments having a targeted average duration of three years or less; or an investment option that seeks to maintain a stable value per unit or share.

 The minimum initial investment is $1,000.

 The Fund reserves the right to change the criteria for Eligible Investors and the investment minimum. No minimum investment applies to accounts participating in the automatic investment plan.

 SALES CHARGES
 -------------------------------------------------------------------------------

 Your purchases of Institutional Class I shares are at net asset value, which is the value of an Institutional Class I share excluding any sales charge. Institutional Class I shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold (but may be subject to a 2% redemption fee if sold within twelve months of purchase).

 If you purchase Institutional Class I shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

 If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

 HOW TO SELL SHARES
 -------------------------------------------------------------------------------

 Your financial advisor can help you determine if and when you should sell your shares.

 You may sell shares of the Fund on any regular business day that the NYSE is open.

 When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value, minus the redemption fee, if applicable. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means
 (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. IRAs, 401(k) Plans and 403(b) Accounts have special requirements; please call 1-800-338-2550 for more information.

 The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in whole or in part in securities and in Wrapper Agreements, selected solely in the discretion of the Advisor. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 REDEMPTION FEE
 -------------------------------------------------------------------------------

 The Fund imposes a 2% fee on the proceeds of redemptions of Fund shares that are made within 12 months of the purchase of such shares, except for redemptions that are made:

 o to effect a "benefit responsive withdrawal" under a 401(k) Plan or 403(b) Account; or

 o    by a Columbia 529 Plan portfolio.

 A "benefit responsive withdrawal" is a withdrawal that is made on account of a participant's death, disability, retirement, or termination of employment, or to effect a loan, hardship withdrawal, transfer to a "non-competing" investment or any other in-service withdrawal permitted under the terms of the 401(k) Plan or 403(b) Account.

 The redemption fee applies whether the redemption is made in-kind (as described above) or in cash. The redemption fee is paid to the Fund and is intended to compensate the Fund for expenses associated with the redemption of shares as well as to discourage market-timing by investors attempting to take advantage of short-term movements in interest rates. The Fund reserves the right to change the redemption fee and the redemptions to which it applies.

 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD              INSTRUCTIONS

 Through your        You may call your financial advisor to place your sell
 financial advisor   order. To receive the current trading day's price, your
                     financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

--------------------------------------------------------------------------------
 By telephone        You or your financial advisor may sell shares of the Fund
                     by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. You do not need to set up this feature in advance of your call. Certain restrictions apply to IRAs, 401(k) Plan accounts and 403(b) Accounts. For details, call
                     1-800-338-2550.

--------------------------------------------------------------------------------
 By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. For a redemption in excess of $100,000, your signature must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by IRAs, 401(k) Plans and 403(b) Accounts. For details, call 1-800-338-2550. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

--------------------------------------------------------------------------------
 By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

--------------------------------------------------------------------------------
 By systematic       You may automatically sell a specified dollar amount or
 withdrawal plan     percentage of your account on a monthly, quarterly or
                     semiannual withdrawal basis and have the proceeds sent to you if your account balance plan is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

--------------------------------------------------------------------------------
 By electronic       You may sell shares of the Fund and request that the
 funds transfer      proceeds be electronically transferred to your bank.
                     Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


 FUND POLICY ON TRADING OF FUND SHARES
 -------------------------------------------------------------------------------

 The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund and its shareholders, the Fund reserves the right to reject any purchase order, particularly from market timers or investors who, in the Advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, certain redemptions of Fund shares may be subject a redemption fee, as described above.

 OTHER INFORMATION ABOUT YOUR ACCOUNT
 -------------------------------------

 HOW THE FUND'S SHARE PRICE IS DETERMINED The price of an Institutional Class I share is its net asset value minus, for certain redemptions, the redemption fee. The net asset value is determined as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

 When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

 The Fund determines its net asset value for its Institutional Class I shares by dividing total net assets attributable to Institutional Class I shares by the number of outstanding Institutional Class I shares. In determining the net asset value, the Fund values Portfolio Fund shares in its portfolio as of the close of each trading day at that day's closing net asset value per share of the particular Portfolio Fund and, in general, values its other assets at their respective market values as of the close of each trading day. The Fund's Board of Trustees has established valuation procedures for determining the fair value of the Fund's Wrapper Agreements and other assets for which market values cannot be readily obtained.

 ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

 SHARE CERTIFICATES Share certificates are not available for Institutional Class I shares.

 DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS

 Dividends       Represents interest at the crediting rate plus interest and other income earned from assets not covered by Wrapper
                 Agreements held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------
 Capital Gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.


 The Fund declares dividends daily and pays them monthly and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day following the day the Fund receives payment and stop accruing on the day the shares leave the account.

 The Fund automatically reinvests all distributions in additional shares of the Fund of the same class as that with respect to which they were paid. Distributions will not be paid in cash.

 The Fund's daily dividends are based on the crediting rate determined under the Wrapper Agreements and on the interest and other income earned on Fund assets not covered by Wrapper Agreements. Because the crediting rate may be more or less than the Fund's income determined under generally accepted accounting principles or for federal income tax purposes, some of the Fund's daily dividends may represent capital gains or return of capital, or the Fund may need to make additional distributions in excess of its daily dividends in order to met federal tax requirements. If the Fund is required to pay a capital gain or additional income distribution for tax purposes, the Fund's net asset value may decline by the amount of the distribution. In this situation, in order to maintain a stable share price, the Fund intends to declare a reverse share split on the ex-dividend date in proportion to the amount of the distribution. The effect of such a payment and reverse share split would be to return the number of shares in your account and the net asset value of the Fund to their values immediately before the distribution.


      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.

 TAX CONSEQUENCES For IRAs, 401(k) Plans, 403(b) Accounts and Columbia 529 Plan portfolios, the dividend and capital gain distributions from the Fund generally will not be subject to current federal income taxation but will accumulate on a tax-deferred basis. To the extent that distributions from an IRA, 401(k) Plan or 403(b) Account are taxable, they are taxable as ordinary income. IRAs, 401(k) Plans and 403(b) Accounts are governed by a complex set of tax rules. IRA owners, 401(k) Plan participants and 403(b) Account owners should consult with their IRA providers, 401(k) Plan administrators and 403(b) Account providers, respectively, and/or with a professional tax advisor regarding the tax consequences associated with an investment in the Fund

 MANAGING THE FUND

 INVESTMENT ADVISOR

 Columbia Management Company, One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor and is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. The Advisor or its predecessor has been an investment advisor since 1967. In its duties as investment advisor, the Advisor runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, the Advisor managed over $__._ billion in assets.

 The Advisor is part of a larger organization known as Columbia Management Group, Inc. ("CMG"). CMG is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. The Advisor and these other legal entities are managed by a single management team. These CMG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

 PORTFOLIO MANAGER
 -------------------------------------------------------------------------------

 LEONARD A. APLET, CFA, a Senior Vice President of Columbia, manages the Fund and is responsible for the day-to-day management of the Fund's portfolio.

 Mr. Aplet joined Columbia in 1987 and has managed the Fund since its inception and has been a portfolio manager of Short Term Bond Fund since 2000. Previously, he was a County Supervisor for the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

 OTHER INVESTMENT STRATEGIES AND RISKS

 The principal investment strategies of the Fund and the current Portfolio Funds, and their associated risks, are described above. This section provides more detail about certain of the investment strategies of the Fund and the Portfolio Funds, and describes other investments the Fund and/or a Portfolio Fund may make and the risks associated with them. In seeking to achieve their respective investment goals, the Fund and certain of the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

 DERIVATIVE STRATEGIES
 -------------------------------------------------------------------------------

 The Fund and each of the Portfolio Funds (other than Daily Income Company) may use a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund and the Portfolio Funds (other Daily Income Company) may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or Portfolio Fund.

 ASSET-BACKED SECURITIES
 -------------------------------------------------------------------------------

 The Fund and each of the Portfolio Funds (other than Daily Income Company) may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities may involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund or a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities may have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

 MORTGAGE-BACKED SECURITIES
 -------------------------------------------------------------------------------

 The Fund and each of the Portfolio Funds (other than Daily Income Company) may invest in mortgage-backed securities. Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

 Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund or a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities may have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

 TEMPORARY DEFENSIVE STRATEGIES
 -------------------------------------------------------------------------------

 At times, the Advisor may determine that adverse market conditions make it desirable to temporarily suspend the normal investment activities of the Fund and/or a Portfolio Fund (other than Daily Income Company). During such times, the Fund and/or a Portfolio Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund and/or a Portfolio Fund from achieving its investment goal.

Appendix A

 UNDERSTANDING PERFORMANCE

 AVERAGE ANNUAL TOTAL RETURNS are a measure of a Portfolio Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Portfolio Fund expenses.

 The returns of each Portfolio Fund (other than Daily Income Company) are compared to an index selected by the Portfolio Fund's investment advisor. All third-party trademarks are the property of their owners. Unlike a Portfolio Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index.

 AVERAGE ANNUAL TOTAL RETURNS-- FOR PERIODS ENDED DECEMBER 31, 2002

                                             INCEPTION
                                               DATE     1 YEAR  5 YEARS 10 YEARS
Columbia Short Term Bond Fund, Class Z(1)(%)  11/6/86
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year Govt./Corp. Index (%)    n/a
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (%)       n/a

(1) The Fund's Class Z share total annual fund operating expenses at December 31, 2002, were 0.__%; Class Z and total net assets of the Fund were (in millions) $_____and $_____, respectively.

                                             INCEPTION
                                                DATE   1 YEAR  5 YEARS  10 YEARS
Liberty Quality Plus Bond Fund, Class Z(2)(%) 12/14/90
--------------------------------------------------------------------------------
Lehman Index (%)                                n/a

(2) The Fund's Class Z share total annual fund operating expenses at December 31, 2002,(exclusive of any voluntary fee waiver) were 0.__%; Class Z and total net assets of the Fund were (in millions) $____ and $____, respectively.



                                                            INCEPTION
                                                              DATE    1 YEAR  5 YEARS  10 YEARS

Liberty Intermediate Government Income Fund, Class Z(3)(%)   9/1/88

Lehman Intermediate Index (%)                                  n/a
------------------------------------------------------------------------------------------------
Lehman Aggregate Index(%)                                      n/a


(3)   The Fund's Class Z share total annual fund operating expenses at December
      31, 2002, (exclusive of any voluntary fee waiver) were 0.__%; Class Z and total net assets of the Fund were (in millions) $____ and $____, respectively.


                                                            INCEPTION
                                                              DATE    1 YEAR  5 YEARS  10 YEARS
Columbia Fixed Income Securities Fund, Class Z(4)(%)        2/25/83

                                                                                              20


------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index (%)                              n/a

(4)   The Fund's Class Z share total annual fund operating expenses at December
      31, 2002, were 0.__%; Class Z and total net assets of the Fund were (in millions) $_____ and $_____, respectively.

                                                INCEPTION
                                                  DATE(5)   1 YEAR  5 YEARS  10 YEARS
Columbia Daily Income Company, Class Z(6) (%)   10/1/74


(5) On November 1, 2002, the existing shares of the Fund were redesignated Class Z shares.

(6) The Fund's Class Z share total annual fund operating expenses at December 31, 2002, were 0.__%; Class Z and total net assets of the Fund were (in millions) $____ and $____, respectively.

Notes

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                                                                              22

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                                                                              23

 FOR MORE INFORMATION

 Additional information about the Fund's investments will be published in the Fund's semiannual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

 You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

 You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

 Liberty Funds Distributor, Inc.
 One Financial Center
 Boston, MA 02111-2621
 1-800-426-3750
 www.libertyfunds.com

 Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

 You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

 Public Reference Room
 Securities and Exchange Commission
 Washington, DC 20549-0102

 Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

 INVESTMENT COMPANY ACT FILE NUMBER:

 Liberty Funds Trust I: 811-2214

 o     Columbia Stable Value Fund

 [LOGO]      LIBERTYFUNDS

             A MEMBER OF COLUMBIA MANAGEMENT GROUP

             (C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
             A MEMBER OF COLUMBIA MANAGEMENT GROUP
             ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
             800.426.3750      www.libertyfunds.com


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
                           COLUMBIA STABLE VALUE FUND
                                   A SERIES OF
                              LIBERTY FUNDS TRUST I

                       STATEMENT OF ADDITIONAL INFORMATION
                            __________________, 2003



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia Stable Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Fund's Prospectus dated _______________, 2003 (Institutional Class I), and should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Fund, the Portfolio Funds and other funds distributed by LFD generally and additional information about certain securities and investment techniques, some of which are described in the Fund's Prospectus.

TABLE OF CONTENTS

PART 1                                                                    PAGE

Definitions............................................................     2
Organization and History...............................................     2
Investment Goal and Policies...........................................     2
Fundamental and Non-Fundamental Investment Policies....................     3
Portfolio Turnover.....................................................    13
Fund Charges and Expenses..............................................    13
Investment Performance.................................................    17
Custodian of the Fund..................................................    17
Independent Auditors...................................................    17

PART 2

Miscellaneous Investment Practices.....................................     1
Taxes..................................................................    16
Counsel to the Fund....................................................    17
Management of the Fund.................................................    17
Determination of Net Asset Value.......................................    28
How to Buy Shares......................................................    29
Special Purchase Programs/Investor Services............................    29
How to Sell Shares.....................................................    30
Distributions..........................................................    31
Suspension of Redemptions..............................................    31
Shareholder Liability..................................................    31
Shareholder Meetings...................................................    31
Performance Measures...................................................    32
Appendix I.............................................................    34
Appendix II............................................................    39

                                     PART 1
                           COLUMBIA STABLE VALUE FUND
                                   A SERIES OF
                              LIBERTY FUNDS TRUST I

                       STATEMENT OF ADDITIONAL INFORMATION
                            __________________, 2003


DEFINITIONS

     "Trust"                Liberty Funds Trust I
     "Fund"                 Columbia Stable Value Fund
     "Liberty Funds"        The funds comprising the Trust, including the Fund
     "Portfolio Funds"      Funds in which the Fund may invest, including,
                            Columbia Short Term Bond Fund, Inc. ("CSTB"),
                            Liberty Quality Plus Bond Fund ("QPBF"), Liberty
                            Intermediate Government Income Fund ("IGIF"),
                            Columbia Fixed Income Securities Fund, Inc.
                            ("CFIS"), and Columbia Daily Income Company ("CDIC")
     "Advisor"              Columbia Management Company, the Fund's investment
                            advisor
     "Administrator"        Columbia Management Company, the Fund's
                            administrator
     "LFD"                  Liberty Funds Distributor, Inc., the Fund's
                            distributor
     "LFS"                  Liberty Funds Services, Inc., the Fund's
                            shareholder services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1985. The Fund is an open-end, diversified, management investment company that represents the entire interest in a separate series of the Trust. The Fund commenced operations on ______________, 2003.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

The Trust changed its name from "Colonial Trust I" to its current name on April 1, 1999.

INVESTMENT GOAL AND POLICIES
The Fund's Prospectus describes its investment goal and principal investment strategies and risks. The Fund is a "fund of funds" that may invest in shares of: Liberty Quality Plus Bond Fund and Liberty Intermediate Government Income Fund, which are series of Liberty Funds Trust III; Columbia Short Term Bond Fund, Inc.; Columbia Fixed Income Securities Fund, Inc.; and Columbia Daily Income Company (each, a "Portfolio Fund"). Each Portfolio Fund is managed by the Advisor. The Fund is not a complete investment program, and there can be no assurance that the Fund will achieve its investment objective. Part I of this SAI includes additional information concerning, among other things, the respective fundamental and non-fundamental investment policies of the Fund and of the Portfolio Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund and/or one or more of the Portfolio Funds, unless otherwise noted and subject to any restrictions described in Part 1 of this SAI:

      Wrapper Agreements
      Debt Securities
      Bank Obligations
      Commercial Paper
      Government Securities
      Mortgage-Backed Securities and Mortgage Pass-Through Securities Collateralized Mortgage Obligations

      Other Mortgage-Backed Securities
      Other Asset-Backed Securities
      Municipal Securities
      Floating or Variable Rate Securities
      Loan Transactions
      Short Sales Against the Box
      Options and Futures Contracts
      Swap Agreements, Caps, Floors and Collars
      Foreign Fixed Income Securities
      Currency Contracts
      Real Estate Investment Trusts
      Repurchase Agreements
      Borrowing
      Illiquid Securities
      Convertible Securities and Warrants
      Investments in Small and Unseasoned Companies
      Dollar Roll Transactions
      When-Issued Securities
      Zero Coupon and Pay-in-Kind Securities
      Temporary Investments

To determine whether the Fund or a Portfolio Fund may purchase such securities or engage in such practices, see the chart on page _ of Part 2 of this SAI.

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Board of Trustees may change the policies without shareholder approval.

The Fund has applied to the Securities and Exchange Commission ("SEC") for an order ("Order") to permit the Fund, as a fund of funds, to make investments other than in the securities of the Portfolio Funds, U.S. Government securities and short term paper. Until such time as the Order is issued, the Fund may make a tentative allocation or reallocation of Fund assets to one or more Portfolio Funds and, rather than investing such allocated or re-allocated amount in the shares of a particular Portfolio Fund, may invest such allocated or re-allocated amount of Fund assets directly in securities that are substantially the same (and in substantially the same proportion) as the securities held by the particular Portfolio Fund. To the extent that the Fund does not invest in a Portfolio Fund, the Fund will not bear any expenses as a shareholder of that Portfolio Fund.

If the Order is granted, the Fund expects to convert to operation as a fund of funds, as described in the Prospectus. There is no assurance the SEC will issue the Order or, if it does, when it will do so.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES
FUNDAMENTAL INVESTMENT POLICIES

The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the outstanding shares of the Fund. A "vote of the holders of a majority of the outstanding shares" of the Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio Funds in which the Fund invests may, but need not, have the same investment policies as the Fund.

The Fund may not:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except shares of the Portfolio Funds and securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities;

2. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities lent would exceed 33% of its total assets (taken at market value at the time of such loan);

3. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

4. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

5. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

6. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

7. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

8. Sell securities short or maintain a short position, except short sales against-the-box;

9. Issue any senior security except to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act").

NON-FUNDAMENTAL INVESTMENT POLICIES

As non-fundamental investment policies that may be changed by the Board of Trustees without shareholder approval, the Fund may not:

1. Acquire securities of other registered investment companies except in compliance with the 1940 Act;

2. Invest in companies for the purpose of management or the exercise of control;

3. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

4. Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days; or

5. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities.

The Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment company, including advisory fees.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment.

The investment policies of each of the Portfolio Funds in which the Fund may invest are listed below.

COLUMBIA SHORT TERM BOND FUND, INC.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------

Columbia Short Term Bond Fund, Inc. may not:

1.    Issue senior securities, bonds, or debentures.

2. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

3. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent,
      (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Fund's prospectus and Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets of the Fund valued at cost of the Fund.

4. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80 percent of the value of its total assets in certificates of deposit ("CDs") and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The Fund's board of directors will periodically review these decisions of the Advisor.

5. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

7. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pool of real estate mortgage loans.

8. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

9. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

10. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

12.   Invest in companies to exercise control or management.

13. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its advisor if, or so long as, the officers and directors of the Fund and of the Advisor together own beneficially more than 5 percent of any class of securities of the issuer.

14. Engage in short sale of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

NON-FUNDAMENTAL INVESTMENT POLICIES
-----------------------------------

Columbia Short Term Bond Fund, Inc. may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

LIBERTY QUALITY PLUS BOND FUND

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------

Liberty Quality Plus Bond Fund may not:

1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

4.    Make loans except to the extent permitted by the 1940 Act.

5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

With respect to Investment Limitation No. 1 above, the 1940 Act permits the Fund to borrow from any bank, provided that immediately after any such borrowing, there is asset coverage of at least 300% for all borrowings of the Fund. In addition, the Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by the Fund that are not accounted for as financings shall not constitute borrowings.

With respect to Investment Limitation No. 2 above, the 1940 Act prohibits the Fund, as a diversified investment company, from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above, the 1940 Act permits the Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities lent. However, no portfolio securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities lent by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, the Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES
-----------------------------------

Liberty Quality Plus Bond Fund may not:

1.    Invest more than 15% of its net assets in illiquid securities.

2. Invest more than 35% of its total assets in securities of foreign issuers and may also invest in U.S. dollar-denominated obligations of U.S. corporations issued outside the United States.

3. Sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

4. Write or sell put options, call options, straddles, spreads or any combination thereof, except that the Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

5. Purchase securities of other companies for the purpose of exercising control.

6. Purchase securities of other investment companies except as permitted by the 1940 Act.

With respect to Non-Fundamental Investment Limitation No. 6 above, the 1940 Act prohibits the Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition: (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

The Fund currently intends to limit its investments in securities of other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund and any other investment companies advised by the Advisor.

The Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Fund's board of trustees. To the extent restricted securities are deemed illiquid, the Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

The Fund will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities that the Fund holds or intends to purchase or in an effort to manage the impact to the Fund of changes in interest rates.

The Fund expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event the Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Fund does not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of its investment objectives.

If the rating of a security held by the Fund is downgraded below investment grade, the Fund does not have to sell the security unless (i) the Advisor determines under the circumstances the security is no longer an appropriate investment for the Fund, or (ii) the security, together with any securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets.

The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations.

The Fund may invest, from time to time, in municipal securities. See "Miscellaneous Investment Practices - Municipal Securities" in Part 2 of this SAI. The Fund may enter into interest rate futures contracts in an effort to manage the impact to the Fund of changes in interest rates. See "Miscellaneous Investment Practices - Options and Futures Contracts" in Part 2 of this SAI. The Fund may also invest in obligations issued by Canadian Provincial Governments and in debt obligations of supranational entities. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers. The Fund may also invest in dollar-denominated obligations of U.S. corporations issued outside the United States. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------

Liberty Intermediate Government Income Fund may not:

1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

4.    Make loans except to the extent permitted by the 1940 Act.

5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

With respect to Investment Limitation No. 1 above, the 1940 Act permits the Fund to borrow from any bank, provided that immediately after any such borrowing, there is asset coverage of at least 300% for all borrowings of the Fund. In addition, the Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by the Fund that are not accounted for as financings shall not constitute borrowings.

With respect to Investment Limitation No. 2 above, the 1940 Act prohibits the Fund, as a diversified investment company, from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above, the 1940 Act permits the Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities lent. However, no portfolio securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities lent by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, the Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES
-----------------------------------

Liberty Intermediate Government Income Fund may not:

1.    Invest more than 15% of its net assets in illiquid securities.

2. Invest more than 35% of its total assets in securities of foreign issuers and may also invest in U.S. dollar-denominated obligations of U.S. corporations issued outside the United States.

3. Sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

4. Write or sell put options, call options, straddles, spreads or any combination thereof, except that the Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

5. Purchase securities of other companies for the purpose of exercising control.

6. Purchase securities of other investment companies except as permitted by the 1940 Act.

With respect to Non-Fundamental Investment Limitation No. 6 above, the 1940 Act prohibits the Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition: (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

The Fund currently intends to limit its investments in securities of other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund and any other investment companies advised by the Advisor.

The Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Fund's board of trustees. To the extent restricted securities are deemed illiquid, the Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

The Fund will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities that the Fund holds or intends to purchase or in an effort to manage the impact to the Fund of changes in interest rates.

The Fund expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event the Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Fund does not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of its investment objectives.

If the rating of a security held by the Fund is downgraded below investment grade, the Fund does not have to sell the security unless (i) the Advisor determines under the circumstances the security is no longer an appropriate investment for the Fund, or (ii) the security, together with any securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by these obligations.

The Fund may also invest, from time to time, in municipal securities. See "Miscellaneous Investment Practices - Municipal Securities" in Part 2 of this SAI. The Fund may also enter into interest rate futures contracts in an effort to manage the impact to the Fund of changes in interest rates. See "Miscellaneous Investment Practices - Options and Futures Contracts" in Part 2 of this SAI. In addition, the Fund may invest in obligations issued by Canadian Provincial Governments and in debt obligations of supranational entities. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers. The Fund may also invest in dollar-denominated obligations of U.S. corporations issued outside the United States. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

COLUMBIA FIXED INCOME SECURITIES FUND, INC.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------

Columbia Fixed Income Securities Fund, Inc. may not:

1.    Buy or sell commodities or commodity futures contracts.

2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit ("CDs") and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of one billion dollars and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The board of directors will periodically review these decisions of the Advisor.

3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

7. Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of the Advisor if, or so long as, the officers and directors of the Fund and of the Advisor together own beneficially more than 5 percent of any class of securities of the issuer.

8.    Issue senior securities, bonds, or debentures.

9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the value of the gross assets taken at cost of the Fund.

11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

12.   Invest in companies to exercise control or management.

13. Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.

14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

NON-FUNDAMENTAL INVESTMENT POLICIES
-----------------------------------

Columbia Fixed Income Securities Fund, Inc. may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA DAILY INCOME COMPANY

FUNDAMENTAL INVESTMENT POLICIES

Columbia Daily Income Company may not:

1. Borrow money to improve portfolio yield except as a temporary measure to avoid disruptive redemptions, and not for investment purposes. Borrowings will not exceed 33 1/3 percent of total assets and will be repaid from the proceeds of sales of the Fund's shares or as maturities allow.

2. Underwrite securities issued by others except as it may be deemed to be an underwriter in a sale of restricted securities.

3. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.

4.    Buy or sell real estate.

5.    Buy or sell commodities or commodity contracts.

6. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

7. Purchase common stocks, preferred stocks, warrants, or other equity securities.

8.    Purchase securities on margin.

9.    Sell securities short.

10.   Write or purchase put or call options.

11. Invest in the securities of other investment companies, except those acquired as part of a merger, consolidation, or acquisition of assets.

NON-FUNDAMENTAL INVESTMENT POLICIES
-----------------------------------

Columbia Daily Income Company may not:

1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

In addition, Columbia Daily Income Company is subject to the investment restrictions imposed by Rule 2a-7 under the 1940 Act. Rule 2a-7 under the 1940 Act requires that all portfolio securities of Columbia Daily Income Company have at the time of purchase a maximum remaining maturity (as defined in the rule) of 13 months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than 90 days. (The Fund, however, will be invested in short-term debt obligations maturing within 12 months.) Rule 2a-7 further requires that investments by a money market fund must present minimal credit risk and, if rated, must be rated within one of the two highest rating categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer or, if only one rating agency has assigned a rating, by that agency. Purchases of securities which are unrated or rated by only one rating agency must be approved or ratified by the board of directors of the Fund. Securities that are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest category by at least two major rating agencies are designated "First Tier Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." Securities which are unrated may be purchased only if they are deemed to be of comparable quality to rated securities. Under Rule 2a-7, a fund may not invest more than the greater of 1 percent of its total assets or one million dollars, measured at the time of investment, in the securities of a single issuer that were Second Tier Securities when acquired by the fund. In addition, a money market fund may not under Rule 2a-7 invest more than 5 percent of its total assets in securities that were Second Tier Securities when acquired.

Columbia Daily Income Company may not invest more than 5 percent of its total assets in the securities of any one issuer, except this limitation does not apply to U.S. Government securities and repurchase agreements thereon. The Fund may, however, invest more than 5 percent of its total assets in the First Tier Securities of a single issuer for up to three business days, although the Fund may not make more than one such investment at any one time.

Investment policies of the Fund are in certain circumstances more restrictive than the restrictions under Rule 2a-7. In particular, investments by Columbia Daily Income Company are, as additional non-fundamental investment policies, restricted to the following:

1. Securities issued or guaranteed as to principal and interest by the U.S. Government or issued or guaranteed by agencies or instrumentalities thereof and repurchase agreements relating to these securities.

2. Commercial paper which, if rated by Standard & Poor's Corporation ("S&P") or Moody's Investor Services ("Moody's") rated A-1 by S&P and Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the board of directors of Columbia Daily Income Company.

3. Other corporate debt securities with remaining maturities of less than 12 months, including bonds and notes, of an issuer that has received ratings from S&P and Moody's for its other short-term debt obligations as described in paragraph 2 above, where such corporate debt securities are comparable in priority and security to the rated short-term debt obligations or, if no ratings are available, where such corporate debt securities are determined to be of comparable quality under procedures approved by the board of directors.

4. Obligations of U.S. banks that are members of the Federal Reserve System and have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million and are determined by the board of directors of the Columbia Daily Income Company to be of comparable quality to the obligations described in paragraphs 2 or 3 above. Currently these obligations are CDs, bankers' acceptances, and letters of credit.

PORTFOLIO TURNOVER
The Fund, as well as each Portfolio Fund, may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's or Portfolio Fund's, as applicable, investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly or indirectly by the Fund.

FUND CHARGES AND EXPENSES
For the services provided and expenses assumed with respect to the Fund, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. Under the Fund's administration agreement, the Fund pays the Advisor, in its capacity as the Fund's Administrator, a monthly fee at the annual rate of 0.05% of the average daily net assets of the Fund.

The Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

     o   an annual flat fee of $10,000, paid monthly; and

     o in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

            [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Under the shareholders' servicing and transfer agency fee arrangement between LFS and the Fund, the Fund pays the following fees:

     o   A new account set up charge of $5.00 per account; plus

     o An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 or less of $11.00 per annum and each networked account in the amount of over $100,000 of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     o An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     o The Fund's allocated shares of LFS' out-of-pocket expenses reasonably incurred by LFS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee of $5,000.

In addition to the fees and expenses paid by the Fund directly, the Fund pays indirectly its pro rata shares of the fees and expenses of each Portfolio Fund in which it invests. Each Portfolio Fund pays investment advisory fees to the Advisor as follows:

      Columbia Short Term Bond Fund, Inc. pays the Advisor an investment advisory fee at the annual rate of 0.50% of the fund's average daily net assets.

      Liberty Quality Plus Bond Fund pays the Advisor an investment advisory fee at the annual rate of 0.75% of the fund's average daily net assets.

      Liberty Intermediate Government Income Fund pays the Advisor an investment advisory fee at the annual rate of 0.75% of the fund's average daily net assets.

      Columbia Fixed Income Securities Fund, Inc. pays the Advisor an investment advisory fee at the annual rate of 0.50% of the fund's average daily net assets.

      Columbia Daily Income Company pays the Advisor an investment advisory fee at the annual rate of: 0.50% of the fund's first $500 million of net assets; 0.45% of the next $500 million of net assets; and 0.40% of net assets in excess of $1 billion.

Liberty Quality Plus Bond Fund and Liberty Intermediate Government Income Fund each pay administration fees to the Administrator at the annual rate of 0.0668% of the average daily net assets of the fund.

Each Portfolio Fund pays pricing and bookkeeping fees to the Administrator on the same basis as described above with respect to the Fund.

Liberty Quality Plus Bond Fund and Liberty Intermediate Government Income Fund each pay transfer agency and shareholder servicing fees to LFS on the same basis as described above with respect to the Fund. Columbia Short Term Bond Fund, Inc., Columbia Fixed Income Securities Fund, Inc., and Columbia Daily Income Company each pay transfer agency and shareholder servicing fees to LFS with respect to their Class Z shares based a per-account fee of $2.27 per month for each shareholder account with the fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month.

BROKERAGE COMMISSIONS
Debt securities purchased or sold by the Fund are generally traded in the over-the-counter market on a net basis (I.E., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

TRUSTEES AND TRUSTEES' FEES
The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2002, the Trustees did not receive compensation from the Fund, because the Fund had not yet commenced investment operations. For the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:

                                                Total Compensation from
                                                 the Funds and the Fund
                        Pension or Retirement     Complex Paid to the
                         Benefits Accrued as        Trustees for the
                               Part of            Calendar Year Ended
Trustee                    Fund Expenses(c)      December 31, 2002(d)(e)
-------                    ----------------      -----------------------

John A. Bacon, Jr.               N/A                $
Robert J. Birnbaum               N/A
Tom Bleasdale                    N/A                   (f)
William W. Boyd                  N/A
Lora S. Collins                  N/A
James E. Grinnell                N/A
Douglas A. Hacker                N/A
Janet Langford Kelly             N/A
Richard W. Lowry                 N/A
William E. Mayer                 N/A
James L. Moody, Jr.              N/A
Charles R. Nelson                N/A
John J. Neuhauser                N/A
Joseph R. Palombo(g)             N/A                   N/A
Thomas Stitzel                   N/A
Thomas C. Theobald               N/A
Anne-Lee Verville                N/A                   (h)

(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(d) As of December 31, 2002, the Liberty family of funds (Liberty Funds) consisted of __ open-end and _ closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of __ open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(e) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $103,000, $50,000, $75,000, $91,000, and $96,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(f) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.

(g) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(h) During the fiscal year ended October 31, 2001, and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $114,000 pursuant to the deferred compensation plan. As of December 31, 2002, the value of Ms. Verville's deferred account was $ _______.

ROLE OF THE BOARD OF TRUSTEES
The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE
Ms. Verville and Messrs. Hacker, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened [six] times.

GOVERNANCE COMMITTEE
Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Liberty Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the relevant fund. In the fiscal year ended October 31, 2002, the Governance Committee convened [one] time.

ADVISORY FEES & EXPENSES COMMITTEE
Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended October 31, 2002, the Advisory Fees & Expenses Committee convened [four] times.

TRADING OVERSIGHT COMMITTEE
Ms. Kelly and Messrs. Lowry, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Liberty Funds' investment advisers in executing portfolio trades on behalf of the Liberty Funds and regularly reviewing the allocation of the Liberty Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended October 31, 2002, the Trading Oversight Committee convened [two] times.

SHARE OWNERSHIP

No Trustee owned shares of the Fund as of December 31, 2002. The following table shows the shares beneficially owned by each Trustee as of that date in all Liberty Funds and All-Star Funds overseen by the Trustee.


                               AGGREGATE DOLLAR RANGE OF EQUITY
                           SECURITIES OWNED IN ALL FUNDS OVERSEEN
NAME OF TRUSTEE              BY TRUSTEE IN LIBERTY FUND COMPLEX
---------------              ----------------------------------

DISINTERESTED TRUSTEES
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry (i)
Charles R. Nelson
John J. Neuhauser (i)
Thomas E. Stitzel
Thomas C. Theobald
Anne-Lee Verville

INTERESTED TRUSTEES
William E. Mayer (i)
Joseph R. Palombo

(i) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUND

As of record on _________________, 2003, the following shareholder of record owned 5% or more of the Class I shares of the Fund:

SHAREHOLDER (NAME AND ADDRESS)       SHARE BALANCE     PERCENT OF CLASS TOTAL(%)
------------------------------       -------------     -------------------------


INVESTMENT PERFORMANCE
Since the Fund has not been in existence for a full year, no performance information is provided for it. See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND
State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT AUDITORS
Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, are the independent auditors for the Fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following is additional information concerning certain of the Fund's and/or the Portfolio Funds' investments and investment practices. You should refer to the Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to the Fund or a particular Portfolio Fund. You will also be referred to Part 1 for certain data applicable to the Fund and the Portfolio Funds.

MISCELLANEOUS INVESTMENT PRACTICES

The chart on page _ below identifies which of the following investment practices are available to the Fund and each Portfolio Fund.

WRAPPER AGREEMENTS

The Fund enters into one or more specialized investment contracts ("Wrapper Agreements") that are issued by banks, insurance companies or other financial institutions. Although the wrapper provider market is limited, the Fund seeks to acquire Wrapper Agreements from those providers whose long-term debt securities are rated in one of the top three rating categories by Moody's or S&P.

Under normal circumstances, a Wrapper Agreement is expected to reduce the effect of interest rate risk with respect to the assets covered by the Wrapper Agreement and, therefore, to reduce the share price variability of the Fund. In general, a Wrapper Agreement obligates the wrapper provider to maintain the "book value" of the Fund's assets covered by the Wrapper Agreement. "Book value" of the covered assets is their purchase price plus interest accrued at the "crediting rate" under the Wrapper Agreement, minus net shareholder redemptions and certain expenses. The "crediting rate" is calculated in accordance with a formula specified in the Wrapper Agreement. Generally, the crediting rate is the yield on the covered assets, adjusted to amortize the difference between the covered assets' market and book values over the duration of the covered assets, less Wrapper Agreement fees and Fund expenses. Wrapper Agreements typically provide for periodic resetting of the crediting rates. Since the crediting rate reflects amortization of realized and unrealized gains and losses on covered assets, it may not reflect the actual returns of the covered assets and may be greater or lower than current market interest rates. The crediting rate will not fall below zero.

Under normal circumstances, in order to meet redemptions, the Fund will maintain approximately __% of its assets in cash or cash equivalents that can be sold at their approximate book value. If it is necessary for the Fund to liquidate assets other than cash or cash equivalents at a time when the fair market value of those assets is less than their book value, the Wrapper Agreement would typically require the wrapper provider to pay the Fund some or all of the differential. If, however, in such circumstances, the market value of the liquidated assets exceeds their book value, the Fund would typically be obligated to pay the wrapper provider some or all of the differential. Wrapper Agreements may vary as to when payments between the Fund and the wrapper provider must actually be made. For example, payments may be due upon the disposition of covered assets, when certain redemption volumes are reached or upon termination of the Wrapper Agreement. If more than one Wrapper Agreement applies to covered assets that have been liquidated, the payments will be allocated among the Wrapper Agreements as specified by the terms of such Agreements.

A Wrapper Agreement may impose limitations on the covered assets, such as with respect to the duration, maturity, credit quality or other aspects of the covered assets. In particular, a Wrapper Agreement may require the Fund to dispose of securities in default, or defaulted securities in excess of a certain percentage of Fund assets specified in the Wrapper Agreement, or otherwise have the effect of excluding such defaulted securities from coverage under the Agreement. Wrapper Agreements do not protect the Fund from the credit risk of covered assets.

A Wrapper Agreement may enable the provider to terminate the Agreement if there is a default, as defined in the contract, by the Fund that is not corrected within the applicable cure period, if any. For example, any of the following may result in a default by the Fund under a Wrapper Agreement: a breach of a material obligation of the Fund under the Wrapper Agreement; a material misrepresentation by the Fund; a change, without the prior consent of the wrapper provider, in the Advisor's discretion to manage the Fund; and any of the Fund's (i) investment objective, policies or practices, (ii) criteria applicable to eligible investors, or (iii) rules or restrictions applicable to transactions in Fund shares, to the management of the Fund as established under the Wrapper

Agreement, or otherwise regarding the administration of the Fund, are changed without the prior approval of the wrapper provider and the change is deemed to have a material adverse financial effect on the wrapper provider's interests under the Wrapper Agreement. If a wrapper provider terminates its Wrapper Agreement, the Fund may be unable to replace coverage with another wrapper provider or may be able to do so only upon less favorable terms and/or at higher cost.

In addition to being terminable upon notice by the Fund or in the event of a non-cured (or non-curable) default by either the Fund or the wrapper provider, a Wrapper Agreement may mature on a specified date under the Agreement (a fixed-maturity Agreement) or may instead have no fixed maturity (an "evergreen" Agreement). A fixed-maturity Wrapper Agreement tends to provide a more fixed rate of return over the term of the Agreement, which is based on the duration of the covered assets. An evergreen Wrapper Agreement typically provides a varying rate of return that tends to more closely reflect prevailing market interest rates.

In order to satisfy federal tax requirements that the Fund distribute, on an annual basis, substantially all of its investment company taxable income, the Fund may be required make an additional annual distribution of any excess amounts of its taxable income that was not previously distributed as dividends. If any such annual distribution is required, the Board of Trustees of the Trust may seek to maintain a stable net asset value ("NAV") for the Fund by declaring a reverse split of the Fund's shares. The reverse split would be in the proportion necessary to cause the total number of shares held by each shareholder, including shares acquired in payment of the distribution, to remain the same as before the distribution was paid and would not affect the total value of the shareholder's shares.

Although a Wrapper Agreement is intended to enable the Fund to maintain a stable NAV of $10.00 per share, there are risks associated with the use of Wrapper Agreements and no assurance that the Fund will achieve its investment goal. If the market value of the Fund's covered assets is less than their book value, the Fund's share price may decrease. Similarly, if the market value of the Fund's covered assets exceeds their book value, the Fund's share price may increase. In either event, Fund shareholders may experience fluctuations in the value of their Fund shares.

The Board of Trustees of the Trust has established procedures pursuant to which, under normal conditions, the Fund's Wrapper Agreements are valued as the difference between the market value and the book value of the covered assets. Other fair valuation methodologies may be used in certain circumstances, which may include but are not limited to the following: (i) default by a wrapper provider under a Wrapper Agreement; (ii) insolvency of a wrapper provider; (iii) credit downgrade of a wrapper provider; or (iv) any other circumstance in which the Board of Trustees (or its agent) determines that it is appropriate to value a Wrapper Agreement at other than the difference between the market and book values of the covered assets. In these circumstances, the Fund's share price may fluctuate.

Wrapper Agreements are considered illiquid investments. Accordingly, the Fund may not enter into a Wrapper Agreement if, as a result, more than 15% of the Fund's net assets would consist of illiquid assets. If the value of the Fund's illiquid assets, including Wrapper Agreements held by the Fund, were to exceed 15% of the Fund's net assets and the Fund took action to reduce the percentage of the Fund's illiquid assets, the Fund's share price could fluctuate as a result.

DEBT SECURITIES - GENERAL

The Fund and the Portfolio Funds may invest in debt securities, including for certain Portfolio Funds, non-investment grade securities (I.E., securities rated BB or lower by S&P or Ba or lower by Moody's, and securities that are not rated. There are no restrictions as to the portion of the Fund's or a Portfolio Fund's assets that may be invested in debt securities in a particular ratings category, except that Columbia Daily Income Company is subject to the quality requirements of Rule 2a-7 (as outlined above) and, under normal market conditions: Columbia Short Term Bond Fund, Inc. and Liberty Quality Plus Bond Fund will invest at least 80%, Columbia Fixed Income Securities Fund, Inc. will invest at least 90%, and Liberty Intermediate Government Income Fund will invest at least 95%, of its assets in investment grade securities or considered by the Advisor to be of comparable credit quality.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund or a Portfolio Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in Appendix I to this SAI.

BANK OBLIGATIONS

Bank obligations in which the Fund or the Portfolio Funds may invest include certificates of deposit ("CDs"), bankers' acceptances, and fixed time deposits. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Except for Columbia Daily Income Company, bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Fixed Income Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

COMMERCIAL PAPER

A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

Commercial paper rated A1 by S&P has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt is rated A or better; (iii) the issuer has access to at least two additional channels of borrowing; (iv) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (v) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (vi) the reliability and quality of management are unquestioned.

Among the factors considered by Moody's in assigning ratings are the following:
(i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years;
(vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

GOVERNMENT SECURITIES

Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

      TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

      OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. The Fund and certain of the Portfolio Funds may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund or a Portfolio Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by the Fund or a Portfolio Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund or Portfolio Fund, because the value of the mortgage-backed securities held by the Fund or Portfolio Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Portfolio Fund's shares and, potentially, of the Fund's shares.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (I.E., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets the Fund's or a Portfolio Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. The Fund or a Portfolio Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's or Portfolio Fund's, as applicable, quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series (E.G., A, B, C, and Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, and Z. The Series A, B, and C bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal, and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The Fund or a Portfolio Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund or the Portfolio Fund, as applicable.

OTHER MORTGAGE-BACKED SECURITIES

Governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor may, consistent with the Fund's or Portfolio Fund's, as applicable, investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

OTHER ASSET-BACKED SECURITIES

The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's or a Portfolio Fund's investment objectives and policies, the Fund or the Portfolio Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund or a Portfolio Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

MUNICIPAL SECURITIES

Municipal securities acquired by a Portfolio Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "municipal securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of municipal securities that may be held by certain Portfolio Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

A Portfolio Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

There are variations in the quality of municipal securities, both within a particular category and between categories, and the yields on municipal securities depend on a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of a nationally recognized statistical ratings organizations ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of municipal securities. It should be emphasized that these ratings are general and not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating may have different yields. Municipal securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term municipal securities that have variable or floating interest rates and provide the holder with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest fate may float or be adjusted at regular intervals (ranging from daily to annually) and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow the holder to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the holder to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate municipal securities that for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal securities purchased by a Portfolio Fund may, in some cases, be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal security held by a Portfolio Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Portfolio Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most municipal securities purchased by a Portfolio Fund will depend on the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

FLOATING OR VARIABLE RATE SECURITIES

Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund or a Portfolio Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund or Portfolio Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

LOAN TRANSACTIONS

Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by the Fund or a Portfolio Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford the Fund or a Portfolio Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

It is the view of the Staff of the SEC that the Fund or a Portfolio Fund (the "Lender") is permitted to engage in loan transactions only if the following conditions are met: (i) the Lender must receive at least 100 percent collateral in the form of cash or cash equivalents, E.G., U.S. Treasury bills or notes, or an irrevocable letter of credit; (ii) the borrower must increase the collateral whenever the market value of the securities lent (determined on a daily basis) rises above the level of the collateral; (iii) the Lender must be able to terminate the loan, after notice, at any time; (iv) the Lender must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (v) the Lender may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the securities lent may pass to the borrower; however, if a material event affecting the investment occurs, the Lender must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Lender to vote proxies. Excluding items (i) and (ii), these practices may be amended from time to time as regulatory provisions permit.

While there may be delays in recovery of securities on loan or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX

Certain of the Portfolio Funds may make short sales of securities if, at all times when a short position is open, the Portfolio Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Even where permitted by its investment restrictions, no Portfolio Fund currently intends to sell securities short.

In a short sale against the box, a Portfolio Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Portfolio Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Portfolio Fund delivers to such broker-dealer the securities sold short. In addition, the Portfolio Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Portfolio Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Portfolio Fund receives the proceeds of the sale. Because the Portfolio Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Portfolio Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Portfolio Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio Fund owns, either directly or indirectly and, in the case where the Portfolio Fund owns convertible securities, changes in the conversion premium. The Portfolio Fund will incur transaction costs in connection with short sales.

In addition to enabling a Portfolio Fund to hedge against market risk, short sales may afford the Portfolio Fund an opportunity to earn additional current income to the extent the Portfolio Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Portfolio Fund's short positions remain open.

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

The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by that Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

OPTIONS AND FUTURES CONTRACTS

Certain Portfolio Funds may invest up to 5% in put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Portfolio Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. A Portfolio Fund may enter into closing transactions, exercise its options, or permit the options to expire.

A Portfolio Fund may also write call options, but only if such options are covered. A call option is covered if written on a security a Portfolio Fund owns or if the Portfolio Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Portfolio Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Portfolio Fund's custodian bank. A call option on a securities index is covered if the Portfolio Fund owns securities whose price changes, in the opinion of the Portfolio Fund's investment advisor, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Portfolio Fund that is permitted to engage in option transactions may write such options on up to __ percent of its net assets.

Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions for the Portfolio Funds permitted to engage in financial futures transactions do not limit the percentage of the Portfolio Fund's assets that may be invested in financial futures transactions. None of the Portfolio Funds, however, intends to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Portfolio Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. A Portfolio Fund may engage in futures transactions only on commodities exchanges or boards of trade.

A Portfolio Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. A Portfolio Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Portfolio Fund owns or intends to purchase. When a Portfolio Fund purchases a put on a stock index or on a stock index future not held by the Portfolio Fund, the put protects the Portfolio Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Portfolio Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Portfolio Fund's portfolio generally. Although the purchase of a put option may partially protect a Portfolio Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

Upon entering into a futures contract, a Portfolio Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Portfolio Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

The principal risks of options and futures transactions are: (i) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (ii) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (iii) the

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

need for additional skills and techniques beyond those required for normal portfolio management; and (iv) losses on futures contracts resulting from market defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

SWAP AGREEMENTS, CAPS, FLOORS AND COLLARS

A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Portfolio Fund's exposure to changes in the value of an index of securities in which the Portfolio Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Portfolio Fund (other than Columbia Daily Income Company) may enter into any form of swap agreement if its investment advisor determines it is consistent with that Portfolio Fund's investment objective and policies, but the Portfolio Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

A swap agreement tends to shift the Portfolio Fund's investment exposure from one type of investment to another. For example, if a Portfolio Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that Portfolio Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Portfolio Fund's investments and its net asset value ("NAV").

The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Portfolio Fund. If a swap agreement calls for payments by a Portfolio Fund, that Portfolio Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Portfolio Fund's investment advisor expects to be able to eliminate the Portfolio Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Some Portfolio Funds may purchase caps, floors and collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio Fund will segregate assets to cover its current obligations under a swap agreement, cap, floor or collar. If a Portfolio Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of that Portfolio Fund's accumulated obligations under the swap agreement over the accumulated amount the Portfolio Fund is entitled to receive under the agreement. If a Portfolio Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of that Portfolio Fund's accumulated obligations under the agreement.

FOREIGN FIXED INCOME SECURITIES

Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations" above), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

Foreign fixed income securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income a Portfolio Fund receives from its foreign investments.

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

Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. In the event of default on a foreign debt obligation, it may be more difficult for a Portfolio Fund to obtain or enforce a judgment against the issuers of the obligation.

Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentality) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Portfolio Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The investment performance of a Portfolio Fund that invests in securities of foreign issuers is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated bond held in the portfolio will rise even though the price of the bond remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated bond will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Contracts" below.)

CURRENCY CONTRACTS

The value of a Portfolio Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Portfolio Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), a Portfolio Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive a Portfolio Fund of unrealized profits or force a Portfolio Fund to cover its commitments for purchase or sale of currency, if any, at the market price. A Portfolio Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act or the SEC, a Portfolio Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with the Portfolio Fund's custodian in an amount not less than the current value of the Portfolio Fund's total assets committed to the consummation of the contracts.

Certain Portfolio Funds may also purchase or sell foreign currencies on a "spot"
(cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Portfolio Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of a Portfolio Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by a Portfolio Fund will be successful.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles that invest primarily in real estate-such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

REPURCHASE AGREEMENTS

A Portfolio Fund may invest in repurchase agreements, which are agreements by which the Portfolio Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Portfolio Fund that are collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Portfolio Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Portfolio Fund may incur costs and delays in realizing upon the collateral. A Portfolio Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Advisor.

BORROWING

The Fund and each of the Portfolio Funds may borrow from a bank for temporary or emergency purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the borrowing Fund or Portfolio Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's or Portfolio Fund's, as applicable, total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of the Fund's or Portfolio Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, the Fund or Portfolio Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset sell securities at that time. Notwithstanding the above, Columbia Daily Income Company may not borrow in excess of 5 percent of its gross assets at any time. As previously noted, certain Portfolio Funds also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio Fund. To the extent a Portfolio Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by that Portfolio Fund's board of directors or trustees, equal in value to the amount of the Portfolio Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Portfolio Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's or Portfolio Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund or a Portfolio Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

ILLIQUID SECURITIES

Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's or Portfolio Fund's NAV. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund or a Portfolio Fund may invest will be considered illiquid: (i) repurchase agreements maturing in more than seven days; (ii) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following

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paragraph); (iiii) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (iv) any other securities in which the Fund or a Portfolio Fund may invest that are not readily marketable. Wrapper Agreements held by the Fund are considered illiquid securities.

Notwithstanding the restrictions applicable to investments in illiquid securities described in the relevant chart below, Columbia Short Term Bond Fund, Inc. may purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Portfolio Fund's liquidity restrictions.

Under the supervision of the Board of Trustees of the Trust, the Advisor determines the liquidity of the Fund's portfolio securities, including Rule 144A securities, and, through reports from the Advisor, the Board of Trustees monitors trading activity in these securities. In reaching liquidity decisions for the Fund, the Advisor considers, among other things, the following factors:
(i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). The Advisor and respective boards of directors or trustees for the Portfolio Funds perform corresponding functions with respect to the Rule 144A securities held by the Portfolio Funds. If institutional trading in Rule 144A securities declines, the Fund's or a Portfolio Fund's liquidity could be adversely affected to the extent it is invested in such securities.

CONVERTIBLE SECURITIES AND WARRANTS

Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Portfolio Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the convertible security is available in quantities necessary to satisfy the Portfolio Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Portfolio Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

To the extent a Portfolio Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

INVESTMENTS IN SMALL AND UNSEASONED COMPANIES

Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Portfolio Fund may need to sell them over an extended period or below the original purchase price. Investments by a Portfolio Fund in these small or unseasoned companies may be regarded as speculative.

DOLLAR ROLL TRANSACTIONS

"Dollar roll" transactions consist of the sale by a Portfolio Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Portfolio Fund agrees to buy a security on a future date.

Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Portfolio Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Portfolio Fund. For example, while a Portfolio Fund receives a fee as consideration for agreeing to repurchase the security, the Portfolio Fund foregoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Portfolio Fund, thereby effectively charging the Portfolio Fund interest on its borrowing. Further, although the Portfolio Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Portfolio Fund's borrowing.

A Portfolio Fund will not use such transactions for leveraging purposes and, accordingly, will segregate liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Portfolio Fund will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.

WHEN-ISSUED SECURITIES

When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (I.E., beyond normal settlement). The Fund or a Portfolio Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent the Fund or a Portfolio Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Portfolio Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

ZERO-COUPON AND PAY-IN-KIND SECURITIES

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash- pay securities. The Fund or Portfolio Fund accrues income on these securities prior to the receipt of cash payments. The Fund and each Portfolio Fund intend to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the federal tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

TEMPORARY INVESTMENTS

When, as a result of market conditions, the Advisor determines a temporary defensive position is warranted to help preserve capital, the Fund or a Portfolio Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When the Fund or a Portfolio Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

                 CHART OF SECURITIES AND INVESTMENT PRACTICES


                                THE     CSTB    QPBF  IGIF    CFIS    CDIC
                                FUND

Wrapper Agreements              +       NA      NA     NA      NA      NA
Investment Grade Securities     +       +       +      +       +       NA
(Baa or higher by Moody's,
BBB or higher by S&P or
believed by the Advisor
to be equivalent), other
than U.S. Government
obligations and municipal
securities
Non-Investment Grade Securities O       20%, O  20%,O  20%,O   10%,O   NA
Domestic Bank Obligations       +       *       *      *       *       +
Commercial Paper                +       *       *      *       *       +
U.S. Government Securities      +       +       +      +       +       +
Mortgage-Backed Securities              +       +      +       +       NA
Collateralized Mortgage
Obligations                             +       +      +       +       NA
Other Asset-Backed Securities           +       +      +       +       NA
Municipal Securities            NA      O       O      O       O       NA
Floating or Variable Rate
Securities                      O       +       +      +       +       NA
Loan Transactions               O       O       O      O       O       X
Short Sales Against the Box     O       O       NA     NA      O       X
Options and Futures Contracts   NA      O       O      O       X       X
Swaps, Caps, Floors and
Collars                         NA
Foreign Fixed Income Securities NA      20%,O   35%    35%     20%,*   NA
Currency Contracts
   Hedging                      NA      O       O      O       X       X
   Speculation                  NA      NA      NA     NA      X       X
   Spot Basis                   NA      O       O      O       X       X
Real Estate Investment Trusts   O       O       O      O       O       NA
Repurchase Agreements           *       *       *      *       *       *
Borrowing                       33.3%,* 33.3%,* 33.3%,*33.3%,* 5%,*    33.3%,*
Illiquid Securities             15%     15%, O  15%,O  15%,O   15%,O   10%,O
Convertible Securities and      NA      O       O      O       O       NA
Warrants
Small and Unseasoned Companies  NA      5%,O    O      O       5%,O    NA
Dollar Roll Transactions        NA      O       O      O       O       NA
When-Issued Securities          O       O       25%,O  25%,O   O       O
Zero Coupon and Pay-in-Kind
Securities                      O       O       O      O       O       NA


+   Permitted - Part of principal investment strategy
X   Fundamental policy/not permitted
O   Permitted - Not a principal investment strategy
*   Temporary Investment or cash management purposes
%   Percentage of total or net assets that Fund may invest
NA  Not part of investment strategy

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The Fund (even though it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Code. The Fund intends to qualify to be treated each year as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, which would result in reduced net income available for distribution to Fund shareholders.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment.

FUND DISTRIBUTIONS. Since Fund shareholders are tax-exempt entities, distributions from the Fund, whether derived from the Fund's investment income, net short-term gains or long-term capital gains, generally will not be subject to current federal income tax but will accumulate on a tax-deferred (or possibly tax-free) basis.

SALES OF SHARES. Fund shareholders, as tax-exempt entities, are not subject to federal income tax on gain realized from the disposition of Fund shares.

BACKUP WITHHOLDING. Fund shareholders, as tax-exempt entities, are not subject to backup withholding.

EXCISE TAX. To the extent that the Fund does not annually distribute substantially all its taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and, therefore, to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

COUNSEL TO THE FUND
Ropes & Gray, located at One International Place, Boston, MA 02110, and Bell, Boyd & Lloyd LLC, located at Three First National Plaza, 70 West Madison Street, Chicago IL, 60602, serve as counsel to the Fund.

MANAGEMENT OF THE FUND (IN THIS SECTION, AND IN THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT COMPANY)
The Advisor is the investment advisor to the Fund and to each Portfolio Fund. The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111, which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation and Fleet National Bank is located at 100 Federal Street, Boston, MA 02110. Columbia Management Group, Inc. is located at One Financial Center, Boston, MA 02111.

TRUSTEES AND OFFICERS
The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. Certain of the Trustees and officers also serve as trustees/directors and officers of one or more of the Portfolio Funds. Conflicts may arise as these persons, as well as the Advisor, seek to fulfill their fiduciary responsibilities at both levels.

                                                                                             Number of
                                      Year First                                         Portfolios in Fund
                        Position      Elected or                                              Complex
     Name, Address    with Liberty   Appointed to          Principal Occupation(s)            Overseen
       And Age           Funds         Office(1)           During Past Five Years            By Trustee     Other Directorships Held
       -------           -----         ---------           -----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker        Trustee      1996              Executive Vice President -             94                  None
(Age 47)                                                Strategy of United Airlines
P.O. Box 66100                                          (airline) since December, 2002
Chicago, IL 60666                                       (formerly President of UAL
                                                        Loyalty Services (airline) from
                                                        September, 2001 to December,
                                                        2002; Executive Vice President
                                                        and Chief Financial Officer of
                                                        United Airlines from March, 1993
                                                        to September, 2001 of United
                                                        Airlines; Senior Vice President
                                                        and Chief Financial Officer of
                                                        UAL, Inc. prior thereto.

Janet Langford Kelly     Trustee      1996              Executive Vice                         94                  None
(Age 45)                                                President-Corporate Development
One Kellogg Square                                      and Administration, General
Battle Creek, MI 49016                                  Counsel and Secretary, Kellogg
                                                        Company (food manufacturer), since
                                                        September, 1999; Senior Vice
                                                        President, Secretary and General
                                                        Counsel, Sara Lee Corporation
                                                        (branded, packaged,
                                                        consumer-products manufacturer)
                                                        from January, 1995 to September,
                                                        1999.

Richard W. Lowry         Trustee      1995              Private Investor since August,        94(4)                None
(Age 65)                                                1987 (formerly Chairman and
10701 Charleston Drive                                  Chief Executive Officer, U.S.
Vero Beach, FL 32963                                    Plywood Corporation (building
                                                        products manufacturer)).


                                                                 18

                                                                                        Number of
                                      Year First                                     Portfolios in Fund
                        Position      Elected or                                          Complex
     Name, Address    with Liberty   Appointed to      Principal Occupation(s)            Overseen
       And Age           Funds         Office(1)       During Past Five Years            By Trustee     Other Directorships Held
       -------           -----         ---------       -----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Charles R. Nelson        Trustee      1981          Professor of Economics,               109(2)                   None
(Age 60)                                            University of Washington, since
Department of                                       January 1976; Ford and Louisa
Economics                                           Van Voorhis Professor of
University of                                       Political Economy, University of
Washington                                          Washington, since September
Seattle, WA 98195                                   1993; Director, Institute for
                                                    Economic Research, University of
                                                    Washington, since September 2001;
                                                    Adjunct Professor of Statistics,
                                                    University of Washington, since
                                                    September 1980; Associate Editor,
                                                    Journal of Money Credit and
                                                    Banking, since September,
                                                    1993; Trustee of the Columbia Funds
                                                    since July, 2002; consultant on
                                                    econometric and statistical
                                                    matters.


John J. Neuhauser        Trustee      1985          Academic Vice President and Dean      94(4)         Saucony, Inc. (athletic
(Age 59)                                            of Faculties since August, 1999,                   footwear); SkillSoft Corp.
84 College Road                                     Boston College (formerly Dean,                             (E-Learning)
Chestnut Hill, MA                                   Boston College School of
02467-3838                                          Management from September, 1977
                                                    to September, 1999).

Thomas E. Stitzel        Trustee      1998          Business Consultant since 1999         94                      None
(Age 67)                                            (formerly Professor of Finance
2208 Tawny Woods Place                              from 1975 to 1999 and Dean from
Boise, ID  83706                                    1977 to 1991, College of
                                                    Business, Boise State
                                                    University); Chartered Financial
                                                    Analyst.


                                                                 19


                                                                                      Number of
                                      Year First                                  Portfolios in Fund
                        Position      Elected or                                       Complex
     Name, Address    with Liberty   Appointed to   Principal Occupation(s)            Overseen
       And Age           Funds         Office(1)    During Past Five Years            By Trustee     Other Directorships Held
       -------           -----         ---------    -----------------------           ----------     ------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald       Trustee      1996          Managing Director, William Blair       94          Anixter International
(Age 65)                                            Capital Partners (private equity                 (network support equipment
27 West Monroe                                      investing) since September, 1994                  distributor), Jones Lang
Street, Suite 3500                                  (formerly Chief Executive                           LaSalle (real estate
Chicago, IL 60606                                   Officer and Chairman of the                       management services) and
                                                    Board of Directors, Continental                       MONY Group (life
                                                    Bank Corporation prior thereto).                          insurance)

Anne-Lee Verville        Trustee      1998          Author and speaker on                  94          Chairman of the Board of
(Age 57)                                            educational systems needs                          Directors, Enesco Group,
359 Stickney Hill Road                              (formerly General Manager,                         Inc. (designer, importer
Hopkinton, NH  03229                                Global Education Industry from                        and distributor of
                                                    1994 to 1997, and President,                            giftware and
                                                    Applications Solutions Division                         collectibles)
                                                    from 1991 to 1994, IBM
                                                    Corporation (global education
                                                    and global applications)).


                                                                 20


                                                                                          Number of
                                      Year First                                    Portfolios in Fund
                        Position      Elected or                                         Complex
     Name, Address    with Liberty   Appointed to     Principal Occupation(s)            Overseen
       And Age           Funds         Office(1)      During Past Five Years            By Trustee     Other Directorships Held
       -------           -----         ---------      -----------------------           ----------     ------------------------
INTERESTED TRUSTEES

William E. Mayer(3)     Trustee        1994          Managing Partner, Park Avenue         94(4)       Lee Enterprises (print
(Age 62)                                             Equity Partners (private equity)                  media), WR Hambrecht +
399 Park Avenue                                      since February, 1999 (formerly                    Co. (financial service
Suite 3204                                           Founding Partner, Development                     provider) and First
New York, NY 10022                                   Capital LLC from November 1996                    Health (healthcare).
                                                     to February, 1999; Dean and
                                                     Professor, College of Business
                                                     and Management, University of
                                                     Maryland from October, 1992 to
                                                     November, 1996).

Joseph R. Palombo(3)    Trustee,       2000          Chief Operating Officer of            94          None
(Age 50)                   and                       Columbia Management Group, Inc.
One Financial Center    Chairman                     (Columbia Management Group)
Boston, MA 02111         of the                      since November, 2001; formerly
                        Board and                    Chief Operations Officer of
                        President                    Mutual Funds, Liberty Financial
                                                     Companies, Inc. from August, 2000
                                                     to November, 2001; Executive Vice
                                                     President of Stein Roe & Farnham
                                                     Incorporated (Stein Roe) since
                                                     April, 1999; Executive Vice
                                                     President and Director of the
                                                     Advisor since April,
                                                     1999;Director of Stein Roe since
                                                     September, 2000; President of
                                                     Liberty Funds and Stein Roe Funds
                                                     since February, 2003; Trustee and
                                                     Chairman of the Board of the
                                                     Stein Roe Funds since October,
                                                     2000; Manager of Stein Roe
                                                     Floating Rate Limited Liability
                                                     Company since October, 2000
                                                     (formerly Vice President of the
                                                     Liberty Funds from April, 1999 to
                                                     August, 2000; Chief Operating
                                                     Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from
                                                     December, 1993 to March, 1999).


                                                                 21

(1) In December, 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Funds board.
(2) In addition to serving as a disinterested trustee of the Liberty funds, Mr. Nelson serves as a disinterested Trustee of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.
(3) Mr. Mayer is an "interested person" (as defined in the 1940 Act) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
(4) In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

                                      Year First
                        Position      Elected or
   Name, Address      With Liberty   Appointed to    Principal Occupation(s)
      And Age             Funds         Office       During Past Five Years
      -------             -----         ------       ----------------------

OFFICERS

Vicki L. Benjamin       Chief         2001      Controller of the Liberty Funds,
(Age 41)                Accounting              Stein Roe Funds and Liberty
One Financial Center    Officer                 All-Star Funds since May, 2002;
Boston, MA 02111        and                     Chief Accounting Officer of the
                        Controller              Liberty Funds, Stein Roe Funds
                                                and Liberty All-Star Funds since
                                                June, 2001; Controller and Chief
                                                Accounting Officer of the Galaxy
                                                Funds since September, 2002
                                                (formerly Vice President,
                                                Corporate Audit, State Street
                                                Bank and Trust Company from May,
                                                1998 to April, 2001; Audit
                                                Manager from July, 1994 to June,
                                                1997; Senior Audit Manager from
                                                July, 1997 to May, 1998, Coopers
                                                & Lybrand, LLP).

J. Kevin Connaughton    Treasurer     2000      Treasurer of the Liberty Funds
(Age 38)                                        and of the Liberty All-Star
One Financial Center                            Funds since December, 2000
Boston, MA 02111                                (formerly Controller of the
                                                Liberty Funds and of the Liberty
                                                All-Star Funds from February,
                                                1998 to October, 2000);
                                                Treasurer of the Stein Roe Funds
                                                since February, 2001 (formerly
                                                Controller from May, 2000 to
                                                February, 2001); Treasurer of
                                                the Galaxy Funds since
                                                September, 2002; (formerly Vice
                                                President of the Advisor from
                                                February, 1998 to October, 2000)
                                                (formerly Senior Tax Manager,
                                                Coopers & Lybrand, LLP from
                                                April, 1996 to January, 1998).

                                      Year First
                        Position      Elected or
   Name, Address      With Liberty   Appointed to    Principal Occupation(s)
      And Age             Funds         Office       During Past Five Years
      -------             -----         ------       ----------------------

OFFICERS

Jean S. Loewenberg                              Secretary of the Liberty Funds,
(Age 57)                                        Stein Roe Funds and of the
One Financial Center                            Liberty All-Star Funds since
Boston, MA 02111                                February, 2002; General Counsel
                                                of Columbia Management Group
                                                since December, 2001; Senior
                                                Vice President since November,
                                                1996 and Assistant General
                                                Counsel since September, 2002 of
                                                Fleet National Bank (formerly
                                                Senior Vice President and Group
                                                Senior Counsel of Fleet National
                                                Bank from November, 1996 to
                                                September, 2002).

TRUSTEE POSITIONS
-----------------

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT
------------------------------------------
In determining to approve the Fund's management agreement, the Trustees met with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the Find Complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources to be devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectus. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objective and policies.

The Trustees considered the scope of the services to be provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Fund - The Management Agreement." The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to other funds in the Fund Complex. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of other funds in the Fund Complex. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Fund - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Fund - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's anticipated total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectus. The Trustees concluded that the scope and quality of the Advisor's services to other funds in the Fund Complex were sufficient to merit approval of the agreement.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. In evaluating the Fund's proposed advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. The Trustees also considered the challenges associated with the management of stable value funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services to be rendered by the Advisor.

GENERAL
-------

Messrs. Lowry, Mayer and Neuhauser are also trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all the Trust's constituent funds, for which each Trustee (except Mr. Palombo) receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint board meeting. Committee chairs receive an annual retainer of $5,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special committee meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets, and one-third of the fees is divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 63 open-end and 9 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT
Under a Management Agreement (Agreement), the Advisor has contracted to furnish the Fund with fund management, including negotiation of the Wrapper Agreements to be entered into by the Fund, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, the Fund pays a monthly fee based on the average of the daily closing value of the total net assets of the Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, the Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Fund Prospectuses sent to Fund shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

One or more of the Fund's Wrapper Agreements provide that the Fund's investment advisor may not be changed without the prior consent of the wrapper provider.

ADMINISTRATION AGREEMENT

Under an administration agreement with the Fund, the Advisor, in its capacity as the Administrator to the Fund, has contracted to perform the following administrative services:

         (a)    providing office space, equipment and clerical personnel;

         (b) arranging, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of the Fund;

         (c) preparing and, if applicable, filing all documents required for compliance by the Fund with applicable laws and regulations;

         (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

         (e) coordinating and overseeing the activities of the Fund's other third-party service providers; and

         (f)    maintaining certain books and records of the Fund.

The Advisor is paid a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets.

PRICING AND BOOKKEEPING AGREEMENT
The Advisor/Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor/Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor/Administrator pays fees to State Street under the Outsourcing Agreement.

Under the pricing and bookkeeping agreement with the Fund, the Advisor/Administrator receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

o     an annual flat fee of $10,000, paid monthly; and
o in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:

          [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Advisor/Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to the Fund. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Fund outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute securities transactions for the Fund.

The Advisor places the transactions of the Fund with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Fund from time to time also executes portfolio transactions with such broker-dealers acting as principals. The Fund does not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Fund's transactions where the Fund can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Fund may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Fund. The

Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Fund to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Fund in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Fund and all its other clients.

The Advisor may use the services of Quick & Reilly, Inc., or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the Fund's shares and purchases the Fund's shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Fund. The fee paid to LFS is based on the average daily net assets of the Fund, plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by 6 months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS
The Fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's Internet web site at http://www.sec.goV, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

DETERMINATION OF NET ASSET VALUE
The Fund determines NAV per share as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Shares of the Portfolio Funds are valued at their respective NAVs. Each Portfolio Fund (other than Columbia Daily Income Company) generally values securities in its portfolio for which market quotations are readily available at the current market values of those securities (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors or trustees of the Portfolio Fund. Columbia Daily Income Company values its securities at amortized cost, pursuant to Rule 2a-7 under the 1940 Act.

Debt securities generally are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets, such as Wrapper Agreements, are valued at fair value as determined by the Advisor in good faith under the direction of the Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund. This SAI contains additional information that may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund.

LFD may, at its expense, provide special sales incentives (such as cash payments) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of the Fund may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase the Fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including individual retirement accounts described in Section 408(a) of the Code ("IRAs") and cash or deferred arrangements described in Section 401(k) of the Code ("401(k) Plans"). Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these retirement plans and copies of the retirement plans are available from LFD.

Participants in non-LFD prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable redemption fee. The close-out processing fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in NAV caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to LFS. The sale price is the NAV next calculated after the Fund receives the request in proper form, less the 2% redemption fee, if applicable. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by IRAs, 401(k) Plans, and custodial accounts described in Section 403(b)(7) of the Code ("403(b) Accounts"). Call LFS for more information at 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

REDEMPTION FEE. As described in the Fund's Prospectus, redemptions of Fund shares that are made within 12 months of the purchase of such shares are subject to a 2% redemption fee, except for redemptions that are made (i) to effect a "benefit responsive withdrawal" under a 401(k) Plan or 403(b) Account or (ii) by a qualified tuition program described in Section 529 of the Code ("529 Plan").

For purposes of applying the redemption fee, shares received as a dividend or distribution from the Fund are treated as purchased on the payment date of such dividend or distribution.

SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current NAV of the shareholder's investment in the Fund, subject to the 2% redemption fee, if applicable, will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment; however, IRA owners, 401(k) Plan participants and 403(b) Account owners who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Fund shares may do so.

SWP payments are made through share redemptions, which may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions. Certain restrictions apply to IRAs, 401(k) Plans and 403(b) Accounts.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's NAV, the Fund may make the payment or a portion of the payment with portfolio securities, or with a combination of securities and one or more Wrapper Agreements, instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received. The Fund would not, however, exercise its right to redeem in kind in connection with a "benefit responsive withdrawal."

If a redemption in kind includes a Wrapper Agreement, the Fund will assign to the redeeming shareholder a portion of one or more Wrapper Agreements covering the securities distributed in kind to the shareholder. The economic terms and conditions of a Wrapper Agreement assigned to a shareholder will be substantially the same as the terms and conditions of the corresponding Wrapper Agreement held by the Fund. An investment in the Fund represents the shareholder's agreement to accept assignment of one or more Wrapper Agreements as part of an in kind redemption, to the extent permitted under applicable law.

A Wrapper Agreement assigned to a shareholder as payment in kind is illiquid and may require the shareholder to pay fees directly to the wrapper provider rather than through the Fund. In addition, a Wrapper Agreement may impose restrictions on the securities subject to the Wrapper Agreement, such as with respect to the type, maturity, duration and credit quality of each security. Thus, to receive the benefits of a Wrapper Agreement paid in kind, a shareholder may not be able to freely trade the securities covered by the Wrapper Agreement. Further, a Wrapper Agreement does not provide protection against the credit risk of the covered assets.

Prior to an assignment of a Wrapper Agreement to a shareholder, the wrapper provider may require that the shareholder represent and warrant that the assignment does not violate any applicable law. Further, the wrapper provider may require that the shareholder obtain, at the shareholder's expense, the services of a qualified professional asset manager to manage the covered securities in accordance with the requirements of the Wrapper Agreement.

A redemption in kind that includes a Wrapper Agreement involves certain costs to the Fund in obtaining the Wrapper Agreement and assigning the Wrapper Agreement to the shareholder. Accordingly, the Fund will weigh these costs against the anticipated benefits of making a distribution of a Wrapper Agreement in determining whether to make the distribution.

DISTRIBUTIONS
Distributions are invested in additional Institutional Class I shares of the Fund at NAV. Daily dividends for the Fund will be earned starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed.

SUSPENSION OF REDEMPTIONS
The Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of the Fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History," the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (I.E., cumulative) rather than average annual total returns. Total return for a newer class of shares for periods prior to inception includes (a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD NON-MONEY MARKET. The yield for the Institutional Class I of the Fund is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the Fund that were entitled to dividends during the period and the maximum offering price of the Fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for the Institutional Class I of the Fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Fund's portfolio securities (net of the Fund's expenses). The Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The Fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value(TRADEMARK) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of LFD, the Advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (E.G., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (E.G., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

      Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are NOT addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                  MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Prime-1  Highest Quality
         Prime-2  Higher Quality
         Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                                DECEMBER 31, 2002

   SOURCE CATEGORY                               RETURN(%)

                                               Total Return

CREDIT SUISSE FIRST BOSTON
          CSFB High Yield Index                  3.11
          CSFB Leveraged Loan Index              1.11


LEHMAN BROTHERS:
          Lehman General Obligation Index        9.19
          Lehman Quality Intermediate Muni       9.23
          Bond Index
          Lehman 3-15 Year Blend                 9.66


LIPPER, INC.
          AMEX Composite Index P                -2.74
          AMEX Computer Tech IX P              -34.32
          AMEX Institutional IX P              -24.34
          AMEX Major Market IX P               -14.37
          Bse Sensex Index                       3.52
          CAC 40: FFR IX P                     -33.75
          CD Rate 1 Month Index Tr               1.73
          CD Rate 3 Month Index Tr               1.74
          CD Rate 6 Month Index Tr               1.81
          Consumer Price Index                   2.38
          DAX:DM IX TR                         -43.94
          Dow Jones 65 Comp Av P               -17.88
          Dow Jones Ind Average P              -16.76
          Dow Jones Ind Dly Reinv              -15.01
          Dow Jones Ind Mth Reinv              -15.04
          Dow Jones Trans Av P                 -12.50
          Dow Jones Trans Av Tr                -11.48
          Dow Jones Util Av P                  -26.79
          Dow Jones Util Av Tr                 -23.38
          Ft/S&P Act Wld Ex US IX              -16.63
          Jakarta Composite Index                8.39
          Jasdaq Index:Yen P                   -18.45
          Lehman 1-3 Govt/Cred Tr                6.28
          Lehman 1-3 Govt/Credit P               1.12
          Lehman Aggregate Bd P                  4.39
          Lehman Aggregate Bd Tr                10.25
          Lehman Cr Bd Int P                     3.35
          Lehman Cr Bd Int Tr                   10.14
          Lehman Govt Bd Int P                   4.32
          Lehman Govt Bd Int Tr                  9.64
          Lehman Govt Bd Long P                 10.20
          Lehman Govt Bd Long Tr                16.99
          Lehman Govt Bd P                       5.82

          Lehman Govt Bd Tr                     11.50
          Lehman Govt/Cr Bd P                    4.77
          Lehman Govt/Cr Bd Tr                  11.04
          Lehman Govt/Cr Int P                   3.86
          Lehman Govt/Cr Int Tr                  9.84
          Lehman High Yield P                  -10.17
          Lehman High Yield Tr                  -1.41
          Lehman Muni 10 Yr IX P                 5.02
          Lehman Muni 10 Yr IX Tr               10.17
          Lehman Muni 3 Yr IX P                  1.68
          Lehman Muni 3 Yr IX Tr                 6.72
          Lehman Muni 5 Yr IX Tr                 9.27
          Lehman Muni Bond IX P                  4.34
          Lehman Muni Bond IX Tr                 9.60
          ML 10+ Yr Treasury IX Tr              16.77
          ML 100 Tech IX TR                    -41.54
          ML 10Yr Strip TR Ix                   21.00
          ML 1-10 YR CORP BD IX P                2.96
          ML 1-10 YR CORP BD IX TR               9.82
          ML 1-3 Yr Muni IX P                    0.50
          ML 1-3 Yr Muni IX Tr                   4.96
          ML 1-3 Yr Treasury IX P                0.98
          ML 1-3 Yr Treasury IX Tr               5.76
          ML 1-5 Yr Gv/Cp Bd IX P                2.43
          ML 1-5 Yr Gv/Cp Bd IX Tr               7.91
          ML 15 Yr Mortgage IX P                 4.02
          ML 15 Yr Mortgage IX Tr                9.28
          ML 1-5 Yr Treasury IX P                2.39
          ML 1-5 Yr Treasury IX Tr               7.47
          ML 15+ Yr Treasury IX TR              17.08
          ML 15Yr Strip TR IX                   22.27
          ML 20Yr Strip TR IX                   20.76
          ML 25Yr Strip TR IX                   21.22
          ML 3 MO T-Bill IX Tr                   1.78
          ML 3-5 Yr Govt IX P                    5.57
          ML 3-5 Yr Govt IX Tr                  11.22
          ML 3-7 Yr Muni IX Tr                  10.10
          ML 5-10Yr Treasury IX TR              13.76
          ML 5Yr strip TR IX                    14.63
          ML 7-12 YR MUNI IX P                   6.20
          ML 7-12 YR MUNI IX TR                 11.46
          ML ALL CV EX ID IX                    -3.87
          ML AUS GOVT IX TR                     -9.39
          ML AUSTRIAN GOVT P                    23.77
          ML AUSTRIAN GOVT TR                   29.83
          ML BELGIAN GOVERNMENTS P              23.19
          ML BELGIAN GOVTS TR                   30.24
          ML Corp Master Index P                 3.07
          ML Corp Master Index Tr               10.17
          ML CV BD SPEC QUAL IX P               -5.39
          ML CV BD SPEC QUAL IX TR              -1.73
          ML DANISH GOVTS P                     22.19
          ML DANISH GOVTS TR                    29.37
          ML DUTCH GOVERNMENTS P                22.86

          ML DUTCH GOVTS TR                     29.52
          ML EM BRADY BD IX                      7.36
          ML EM EUR/MIDEAST AFR P               13.44
          ML EM EUR/MIDEAST AFR TR              22.81
          ML EM LATIN AMERICA P IX              -3.79
          ML EM LATIN AMERICA TR                 5.89
          ML EMG MKT ASIA P IX                   7.49
          ML EMG MKT ASIA TR IX                 17.64
          ML EMG MKT EU ME AFR P                16.18
          ML EMG MKT EU ME AFR TR               26.45
          ML EMG MKT LATIN AM P IX              -8.23
          ML EMG MKT LATIN AM TR                 2.18
          ML EMU BROAD MARKET TR                28.84
          ML EMU BROAD MKT P IX                 22.41
          ML EMU DIRECT GOVTS P IX              22.83
          ML EMU DIRECT GOVTS TR                29.39
          ML EURO HIGH YIELD P IX                1.97
          ML EURO HIGH YIELD TR IX              12.01
          ML FINNISH GOVTS P IX                 22.65
          ML FINNISH GOVTS TR IX                29.51
          ML FRENCH GOVTS P IX                  24.84
          ML FRENCH GOVTS TR IX                 31.56
          ML GERMAN FED GOVTS P                 22.68
          ML GERMAN FED GOVTS TR                28.83
          ML GLBL BOND INDEX TR IX              16.06
          ML Glbl Govt Bond Inx P               12.11
          ML Glbl Govt Bond Inx Tr              17.05
          ML Glbl Gv Bond IX II P               14.26
          ML Glbl Gv Bond IX II Tr              19.54
          ML GLBL GVT BND IX II TR              22.67
          ML GLOBAL BOND IX P                   10.36
          ML GLOBAL EM SOV P IX                 -1.87
          ML GLOBAL EM SOV TR IX                13.29
          ML GLOBAL HIGH YIELD P I             -10.43
          ML GLOBAL HIGH YIELD TR               -1.90
          ML Gov/ Corp Master IX T              10.95
          ML Govt Master Index P                 5.58
          ML Govt Master Index Tr               11.30
          ML Govt/Corp Master IX P               4.71
          ML HIGH YLD MASTER 2 P               -10.41
          ML HIGH YLD MASTER 2 TR               -1.89
          ML High Yld Master IX P              -10.03
          ML High Yld Master IX Tr              -1.14
          ML ITALIAN GOVTS P IX                 22.67
          ML ITALIAN GOVTS TR IX                29.35
          ML JPN GOVT IX TR                     76.13
          ML LA  BRADY BD IX                     0.34
          ML Master Muni IX Tr                  10.73
          ML Mortgage Master IX P                4.10
          ML Mortgage Master IX Tr               9.41
          ML MUNI 22-52 yr DUR TR               10.70
          ML Muni 7-12 Dur TR IX                11.46
          ML Norwegian Govts P IX               32.82
          ML Norwegian Govts TR IX              40.99

          ML PAN-EURO GOVT IX                   28.58
          ML Portugese Govts P IX               23.40
          ML Portugese Govts TR IX              29.79
          ML Spanish Govts P IX                 23.28
          ML Spanish Govts TR IX                29.91
          ML Sterling Hi Yld P IX              -10.79
          ML Sterling Hi Yld TR IX              -2.56
          ML Swedish Govts P IX                 24.74
          ML Swedish Govts TR IX                31.82
          ML Swiss Govts P IX                   29.74
          ML Swiss Govts TR IX                  34.73
          ML Treasury Master IX P                5.72
          ML Treasury Master IX Tr              11.57
          ML UK Gilts P IX                      14.79
          ML UK Gilts TR IX                     21.87
          ML US CP/GV 10+ YR IX P                7.69
          ML US CP/GV 10+ YR IX TR              14.96
          ML US DOM MASTER  IX P                 4.49
          ML US DOM MASTER  IX TR               10.41
          MSCI AC Americas Free GD             -22.32
          MSCI AC Americas Free ID             -23.61
          MSCI AC ASIA FR DGD                  -9.74
          MSCI AC ASIA FR DND                  -9.91
          MSCI AC Asia Fr-Ja IX GD             -8.33
          MSCI AC Asia Fr-Ja IX ID            -10.19
          MSCI AC ASIA PAC FR DGD              -8.34
          MSCI AC ASIA PAC FR DND              -8.62
          MSCI AC ASIA PAC FR P IX             -9.78
          MSCI AC Asia Pac Fr-J GD             -5.11
          MSCI AC Asia Pac FR-J IX             -7.57
          MSCI AC Asia Pac Fr-J ND             -5.57
          MSCI AC Europe IX GD                -17.85
          MSCI AC Europe IX ID                -19.86
          MSCI AC Fe Free IX GD                -9.96
          MSCI AC Fe Free IX ID               -11.07
          MSCI AC Fe Fr-Ja IX GD               -9.23
          MSCI AC Fe Fr-Ja IX ID              -11.05
          MSCI AC FE FR-JA IX ND               -9.37
          MSCI AC Pac Fr-Jpn IX GD             -5.50
          MSCI AC Pac Fr-Jpn IX ID             -7.96
          MSCI AC Pacific FR IX ID             -9.93
          MSCI AC WLD FR VAL IX GD            -18.95
          MSCI AC WLD FR-US GR DGD            -14.73
          MSCI AC World Free IX GD            -18.98
          MSCI AC World Free Ix ID            -20.51
          MSCI AC World Free IX ND            -19.32
          MSCI AC World Fr-USA GD             -14.67
          MSCI AC World Fr-USA ID             -16.53
          MSCI AC WRLD FR GR DGD              -19.07
          MSCI AC Wrld Fr-Ja IX GD            -19.78
          MSCI AC Wrld Fr-Ja IX ID            -21.37
          MSCI AC WRLD FR-US V DGD            -14.63
          MSCI Argentina IX GD                -50.55
          MSCI Argentina IX ID                -50.99

          MSCI Australia IX GD                 -0.28
          MSCI Australia IX ID                 -3.76
          MSCI Australia IX ND                 -1.34
          MSCI Austria IX GD                   17.28
          MSCI Austria IX ID                   14.36
          MSCI Austria IX ND                   16.55
          MSCI Belgium IX GD                  -14.23
          MSCI Belgium IX ID                  -17.15
          MSCI Belgium IX ND                  -14.97
          MSCI BRAZIL FREE IX GD              -30.65
          MSCI BRAZIL FREE IX ID              -33.78
          MSCI Canada IX GD                   -12.78
          MSCI Canada IX ID                   -14.38
          MSCI Canada IX ND                   -13.19
          MSCI Chile IX GD                    -19.81
          MSCI Chile IX ID                    -21.66
          MSCI China ID GD                    -14.05
          MSCI China IX ID                    -16.17
          MSCI China IX ND                    -14.04
          MSCI Colombia IX GD                  25.36
          MSCI Colombia IX ID                  18.26
          MSCI Czech Rep IX GD                 44.16
          MSCI Czech Rep IX ID                 40.86
          MSCI Denmark IX GD                  -15.63
          MSCI Denmark IX ID                  -17.03
          MSCI Denmark IX ND                  -16.03
          MSCI EAFE - JAPAN IX ND             -17.39
          MSCI EAFE - UK IX GD                -15.98
          MSCI EAFE - UK IX ID                -17.58
          MSCI EAFE - UK IX ND                -16.36
          MSCI EAFE + Canada IX GD            -15.51
          MSCI EAFE + Canada IX ID            -17.36
          MSCI EAFE + Canada IX ND            -15.80
          MSCI EAFE + EMF IX GD               -14.76
          MSCI EAFE + EMF IX ID               -16.63
          MSCI EAFE Fr IX ID                  -17.52
          MSCI EAFE Fr IX ND                  -15.94
          MSCI EAFE GDP Wt IX GD              -15.57
          MSCI EAFE GDP Wt IX ID              -17.30
          MSCI EAFE GDP Wt IX ND              -15.90
          MSCI EAFE GROWTH IX GD              -15.76
          MSCI EAFE GROWTH IX ID              -17.49
          MSCI EAFE GROWTH IX ND              -16.02
          MSCI EAFE IX GD                     -15.66
          MSCI EAFE IX ID                     -17.52
          MSCI EAFE IX ND                     -15.94
          MSCI EAFE SM CAP IX ID               -9.58
          MSCI EAFE VALUE IX GD               -15.60
          MSCI EAFE VALUE IX ID               -17.59
          MSCI EAFE VALUE IX ND               -15.91
          MSCI EASEA IX GD                    -17.08
          MSCI EASEA IX ID                    -19.19
          MSCI EASEA IX ND                    -17.39
          MSCI Em Eur/Mid East GD              -7.88
          MSCI Em Eur/Mid East ID              -9.07

          MSCI Em Europe IX GD                  4.51
          MSCI Em Europe IX ID                  2.88
          MSCI EMF Asia IX GD                  -4.75
          MSCI EMF Asia IX ID                  -6.25
          MSCI EMF Far East IX GD              -5.75
          MSCI EMF Far East IX ID              -7.14
          MSCI EMF Growth IX ID                -9.37
          MSCI EMF IX DND                      -6.17
          MSCI EMF IX GD                       -6.00
          MSCI EMF IX ID                       -7.97
          MSCI EMF Latin Am IX GD             -22.45
          MSCI EMF Latin Am IX ID             -24.79
          MSCI EMF Latin Am IX ND             -22.50
          MSCI EMF Value IX ID                 -6.52
          MSCI EURO UNION GR IX GD            -20.09
          MSCI Europe - UK IX GD              -19.87
          MSCI Europe - UK IX ID              -21.56
          MSCI Europe - UK IX ND              -20.30
          MSCI Europe GDP Wt IX ID            -20.11
          MSCI Europe Growth ND               -18.54
          MSCI Europe IX GD                   -18.09
          MSCI Europe IX ID                   -21.11
          MSCI Europe IX ND                   -18.38
          MSCI European Union GD              -19.10
          MSCI European Union ID              -21.23
          MSCI EUROPEAN VL IX GD              -17.98
          MSCI Far East Free IX ID            -11.88
          MSCI Far East IX GD                 -10.82
          MSCI Far East IX ID                 -11.88
          MSCI Far East IX ND                 -10.97
          MSCI Finland IX GD                  -29.94
          MSCI Finland IX ID                  -31.23
          MSCI Finland IX ND                  -30.31
          MSCI France IX GD                   -20.83
          MSCI France IX ID                   -22.21
          MSCI France IX ND                   -21.18
          MSCI Germany IX GD                  -32.90
          MSCI Germany IX ID                  -34.06
          MSCI Germany IX ND                  -33.18
          MSCI Greece IX GD                   -25.26
          MSCI Greece IX ID                   -28.18
          MSCI Hong Kong IX GD                -17.79
          MSCI Hong Kong IX ID                -20.63
          MSCI Hongkong IX ND                 -17.79
          MSCI Hungary IX GD                   30.69
          MSCI Hungary IX ID                   28.88
          MSCI India IX GD                      8.37
          MSCI India IX ID                      5.93
          MSCI Indonesia FR IX GD              42.82
          MSCI Indonesia FR IX ID              38.10
          MSCI Ireland IX ID                  -28.07
          MSCI Israel Dom IX ID               -12.42
          MSCI Israel IX ID                   -31.55

          MSCI Israel Non Dom Ixid            -66.63
          MSCI Italy IX GD                     -6.32
          MSCI Italy IX ID                    -10.00
          MSCI Italy IX ND                     -7.33
          MSCI JAPAN GROWTH IX GD             -11.06
          MSCI Japan IX GD                    -10.11
          MSCI Japan IX ID                    -10.96
          MSCI Japan IX ND                    -10.28
          MSCI Japan Sm Cap IX ND              -5.18
          MSCI JAPAN VALUE IX GD               -8.96
          MSCI Jordan IX GD                     4.52
          MSCI Jordan IX ID                     2.53
          MSCI Kokusai IX GD                  -20.43
          MSCI Kokusai IX ID                  -22.01
          MSCI Kokusai IX ND                  -20.79
          MSCI Korea IX GD                      8.62
          MSCI Korea IX ID                      7.43
          MSCI Malaysia Free Ix GD             -0.66
          MSCI Malaysia Free IX ID             -2.66
          MSCI Mexico Free IX GD              -13.31
          MSCI Mexico Free IX ID              -15.04
          MSCI N American G IX ID             -23.51
          MSCI N American Vl IX ID            -23.83
          MSCI Netherland IX GD               -20.26
          MSCI Netherland IX ID               -22.53
          MSCI Netherland IX ND               -20.83
          MSCI New Zealand IX GD               26.09
          MSCI New Zealand IX ID               20.03
          MSCI New Zealand IX ND               24.24
          MSCI Nordic IX GD                   -25.42
          MSCI Nordic IX ID                   -26.90
          MSCI Nordic IX ND                   -25.84
          MSCI Norway IX GD                    -6.67
          MSCI Norway IX ID                    -9.02
          MSCI Norway IX ND                    -7.26
          MSCI Nth Amer IX GD                 -22.35
          MSCI Nth Amer IX ID                 -23.62
          MSCI Nth Amer IX ND                 -22.73
          MSCI Pac - Japan IX GD               -5.78
          MSCI Pac - Japan IX ID               -9.00
          MSCI Pac - Japan IX ND               -6.42
          MSCI PAC FREE GR IX GD               -9.20
          MSCI PAC FREE VL IX GD               -8.77
          MSCI PAC FR-JPN GR IX GD             -3.34
          MSCI PAC FR-JPN VL IX GD             -8.04
          MSCI Pacific Free Ix GD              -9.01
          MSCI Pacific Free IX ID             -10.43
          MSCI Pacific Fr-Jpn ID               -9.00
          MSCI Pacific IX GD                   -9.01
          MSCI Pacific IX ID                  -10.43
          MSCI Pacific IX ND                   -9.29
          MSCI Pakistan IX GD                 153.95
          MSCI Pakistan IX ID                 122.38
          MSCI Peru IX GD                      29.11

          MSCI Peru IX ID                      25.42
          MSCI Philippines FR DG              -28.98
          MSCI Philippines FR GD              -30.48
          MSCI Portugal IX GD                 -13.19
          MSCI Portugal IX ID                 -15.48
          MSCI Russia IX GD                    15.71
          MSCI Russia IX ID                    13.87
          MSCI Singapore Fr IX GD             -11.05
          MSCI Singapore Fr IX ID             -13.09
          MSCI South Africa IX GD              27.99
          MSCI South Africa IX ID              23.26
          MSCI Spain IX GD                    -14.93
          MSCI Spain IX ID                    -16.88
          MSCI Spain IX ND                    -15.29
          MSCI Sri Lanka IX GD                 34.64
          MSCI Sri Lanka IX ID                 29.76
          MSCI Sweden IX GD                   -30.07
          MSCI Sweden IX ID                   -31.47
          MSCI Sweden IX ND                   -30.49
          MSCI Swtzrlnd IX GD                  -9.96
          MSCI Swtzrlnd IX ID                 -10.95
          MSCI Swtzrlnd IX ND                 -10.31
          MSCI Taiwan IX GD                   -24.45
          MSCI Taiwan IX ID                   -25.38
          MSCI Thailand Free IX GD             27.59
          MSCI Thailand Free IX ID             24.32
          MSCI Turkey IX GD                   -35.70
          MSCI Turkey IX ID                   -36.49
          MSCI UK IX GD                       -15.23
          MSCI UK IX ID                       -17.77
          MSCI UK IX ND                       -15.23
          MSCI USA IX GD                      -22.71
          MSCI USA IX ID                      -23.97
          MSCI USA IX ND                      -23.09
          MSCI Venezuela IX GD                -15.82
          MSCI Venezuela IX ID                -18.57
          MSCI World - UK IX GD               -20.07
          MSCI World - UK IX ID               -21.46
          MSCI World - UK IX ND               -20.45
          MSCI World - USA IX GD              -15.51
          MSCI World - USA IX ID              -17.36
          MSCI World - USA IX ND              -15.80
          MSCI World Free IX ND               -19.89
          MSCI World GDP Wt IX ID             -20.26
          MSCI WORLD GROWTH IX ID             -20.93
          MSCI World IX Free ID               -21.06
          MSCI World IX GD                    -19.54
          MSCI World IX ID                    -21.06
          MSCI World IX ND                    -19.89
          MSCI WORLD IX SC DGD IX             -15.69
          MSCI WORLD IX SC DND IX             -16.01
          MSCI WORLD IX VALUE                 -19.55
          MSCI WORLD VALUE IX ID              -21.25
          MSCI WORLD-USA GR IX GD             -15.46

          MSCI World-USA VL IX GD             -15.59
          MSCI Wrld - Austrl IX GD            -19.85
          MSCI Wrld - Austrl IX ID            -21.33
          MSCI Wrld - Austrl IX ND            -20.18
          MSCI WRLD CON DISC ID               -23.19
          MSCI WRLD CON STAPLES ID             -4.82
          MSCI WRLD ENERGY ID                  -8.38
          MSCI WRLD EX USA SC GD               -7.05
          MSCI WRLD EX USA SC ID               -9.11
          MSCI WRLD EX USA SC ND               -7.42
          MSCI WRLD FINANCIALS GD             -15.93
          MSCI WRLD FINANCIALS ID             -18.00
          MSCI WRLD FREE GR DGD IX            -19.61
          MSCI WRLD HEALTHCARE GD             -17.68
          MSCI WRLD HEALTHCARE ID             -18.88
          MSCI WRLD INDUSTRIALS ID            -23.53
          MSCI WRLD INFO TECH GD              -38.58
          MSCI WRLD INFO TECH ID              -38.80
          MSCI WRLD MATERIALS ID               -6.34
          MSCI WRLD TECH HDWR GD              -40.52
          MSCI WRLD TECH HDWR ID              -40.78
          MSCI WRLD TELECOM GD                -28.54
          MSCI WRLD TELECOM ID                -30.37
          MSCI WRLD UTILITIES ID              -18.63
          NASDAQ 100 IX P                     -37.58
          NASDAQ Bank IX P                      4.52
          NASDAQ Composite IX P               -31.53
          NASDAQ Industrial IX P              -25.88
          NASDAQ Insurance IX P                -1.84
          NASDAQ Natl Mkt Cmp IX              -31.71
          NASDAQ Natl Mkt Ind IX              -26.05
          NASDAQ Transport IX P                 0.99
          Nikkei 225 Avg:Yen P                -18.63
          NYSE Composite P                    -19.83
          NYSE Finance IX P                   -14.02
          NYSE Industrials IX P               -20.63
          NYSE Transportation IX               -9.80
          NYSE Utilities IX P                 -29.34
          Philippines Composite IX              N/A
          PSE Technology IX P                 -33.33
          Russell 1000 Grow Ix                -28.58
          Russell 1000 Grow IX Tr             -27.88
          Russell 1000 IX P                   -22.94
          Russell 1000 IX Tr                  -21.65
          Russell 1000 Value Ix               -17.48
          Russell 1000 Value IX Tr            -15.52
          Russell 2000 Grow Ix                -30.69
          Russell 2000 Grow IX Tr             -30.26
          Russell 2000 IX P                   -21.58
          Russell 2000 IX Tr                  -20.48
          Russell 2000 Value Ix               -13.24
          Russell 2000 Value IX Tr            -11.43
          RUSSELL 2500 GROW IX P              -29.45
          RUSSELL 2500 GROW IX TR             -29.09

          RUSSELL 2500 IX P                   -18.99
          RUSSELL 2500 IX TR                  -17.80
          RUSSELL 2500 VALUE IX P             -11.77
          RUSSELL 2500 VALUE IX TR             -9.87
          RUSSELL 3000 GROW IX P              -28.71
          RUSSELL 3000 GROW IX TR             -28.03
          Russell 3000 IX P                   -22.81
          Russell 3000 IX Tr                  -21.54
          RUSSELL 3000 VALUE IX P             -17.13
          RUSSELL 3000 VALUE IX TR            -15.18
          RUSSELL MDCP VALUE IX P             -11.68
          RUSSELL MDCP VALUE IX TR             -9.64
          Russell Midcap G IX TR              -27.41
          RUSSELL MIDCAP GR IX P              -27.67
          RUSSELL MIDCAP IX P                 -17.47
          RUSSELL MIDCAP IX TR                -16.19
          RUSSELL SMCP CMPT GRO P             -30.24
          RUSSELL SMCP CMPT GRO TR            -29.95
          RUSSELL SMCP CMPT IX P              -21.30
          RUSSELL SMCP CMPT IX TR             -20.23
          RUSSELL SMCP CMPT VAL IX            -11.54
          RUSSELL SMCP CMPT VAL P             -13.39
          RUSSELL TOP 200 GRO IX P            -28.76
          RUSSELL TOP 200 GROW  IX            -27.98
          RUSSELL TOP 200 IX P                -24.64
          RUSSELL TOP 200 IX TR               -23.36
          RUSSELL TOP 200 VAL IX P            -19.93
          RUSSELL TOP 200 VALUE IX            -18.02
          S & P 100 Index TR                  -23.88
          S & P 1500 HC IX P                  -20.01
          S & P 500 Daily Reinv               -22.10
          S & P 500 Index P                   -23.37
          S & P 500 Mnthly Reinv              -22.09
          S & P 500/BARRA G IX TR             -23.59
          S & P 500/BARRA V IX TR             -20.85
          S & P 600 Index P                   -15.32
          S & P 600 Index Tr                  -14.63
          S & P Financial IX P                -16.42
          S & P Financial IX Tr               -14.64
          S & P Industrial IX Tr              -26.34
          S & P Industrials P                 -24.55
          S & P MC 400/BARRA G TR             -19.17
          S & P MC 400/BARRA V TR             -10.10
          S & P Midcap 400 IX P               -15.45
          S & P Midcap 400 IX Tr              -14.51
          S & P Reit Equity Index              -2.93
          S & P SC 600/BARRA G TR             -15.36
          S & P SC 600/BARRA V TR             -14.47
          S & P Transport Index P             -13.72
          S & P Utility Index P               -32.99
          S & P Utility Index Tr              -29.99
          SB Cr-Hdg Nn-US Wd IX Tr              6.85
          SB Cr-Hdg Wd Gv Bd IX Tr              7.97
          SB Non-US Wd Gv Bd IX Tr             21.99

          SB Wd Gv Bd:Austrl IX Tr             20.50
          SB Wd Gv Bd:Germny IX Tr             28.52
          SB Wd Gv Bd:Japan IX Tr              13.96
          SB Wd Gv Bd:UK IX Tr                 21.09
          SB Wd Gv Bd:US IX Tr                 11.64
          SB World Govt Bond IX Tr             19.49
          Straits Times Index                 -17.40
          SWISS PERF:SFR IX TR                -25.95
          TAIWAN SE:T$ IX P                   -22.78
          T-Bill 1 Year Index Tr                1.63
          T-BILL 3 MO DAILY TR  IX              3.29
          T-Bill 3 Month Index Tr               1.59
          T-Bill 6 Month Index Tr               1.66
          Thailand Set Index                   17.32
          TOKYO 2ND SCT:YEN IX P              -12.79
          TOKYO SE(TOPIX):YEN IX P            -18.30
          TORONTO 300:C$ IX P                 -13.97
          TORONTO SE 35:C$ IX P               -18.93
          Value Line Cmp IX-Arth              -17.11
          Value Line Cmp IX-Geom              -28.57
          Value Line Industrl IX              -29.78
          Value Line Railroad IX               -8.98
          Value Line Utilties IX              -31.60


MERRILL LYNCH:
          ML Intermediate BB Index             -2.39
          ML U.S. High Yield Cash Pay Index    -1.14


THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT
TRUST:
          Real Estate Investment Trust Index     3.81


SALOMON SMITH BARNEY:
          SSB World Ex U.S. Cap Range $2-$10
          Billion                                -9.18
          SSB EMI Global Ex U.S.                 -6.89
          Salomon 30 Year Benchmark              16.16
          SBGI Bond U.S. Treasury Index          11.64


Each Russell Index listed above is a trademark/service mark of the Russell Company. Russell(TRADEMARK) is a trademark of the Frank Russell Company.

*in US currency

 Part C.  OTHER INFORMATION
          -----------------

Item 23.   Exhibits:
           ---------

           COLUMBIA STABLE VALUE FUND (CSVF)

      (a)(1) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991(1)

      (a)(2) Amendment No. 4 to the Agreement and Declaration of Trust dated April 1, 1999(3)

      (b)             Amended By-Laws dated June 20, 2001(5)

      (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

      (d) Form of Management Agreetment between Liberty Funds Trust I with respect to CSVF and Columbia Management Company (*)

      (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement


      (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.
                      - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

      (e)(5)          Form of Selling Agreement with Liberty Funds Distributor,
                      Inc.(2)

      (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (f)             Not applicable

      (g)(1) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement


      (g)(2) Form of Revised Appendix A to Custodian Contract - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

      (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement


      (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement


      (h)(3) Amendment No. 26 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement


      (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this

                      Registration Statement

      (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001 - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement


      (h)(6) Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement


      (h)(7)          Amended and Restated Credit Agreement with Bank of America
                      - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (h)(8) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit
                      (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (h)(9) Amendment No. 2 dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America (4)

      (h)(10) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

      (h)(11) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

      (i)             Opinion and Consent of Counsel (with respect to CSVF) (*)

      (j)             Consent of Independent Accountants (*)

      (k)             Not applicable

      (l)             Not applicable

      (m) Rule 12b-1 Plan dated July 1, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

      (n)             Not applicable


      (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated April 22, 1996, amended December 12, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement


      (p) Code of Ethics of Colonial, Stein Roe, the Funds and Liberty Funds Distributor, Inc. effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville(13)

    (1) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

    (2) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.

    (3) Incorporated by reference to Post-Effective Amendment No. 55 filed with the Commission via EDGAR on April 30, 1999.

    (4) Incorporated by reference to Post-Effective Amendment No. 64 filed with the Commission via Edgar on or about February 27, 2001.

    (5) Incorporated by reference to Post-Effective Amendment No. 66 filed with the Commission via Edgar on or about December 21, 2001.

    (*)   To be filed by amendment.

Item 24.         Persons Controlled by or under Common Control with Registrant
                 -------------------------------------------------------------

                 None

Item 25.         Indemnification
                 ---------------

                 See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

                 The Registrant's advisor/administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.         Business and Other Connections of Investment Adviser
                 ----------------------------------------------------


                 Information regarding the businesses of Columbia Management Co. and its officers and directors is set forth under "Management" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference. Liberty Funds Services, Inc. also acts as trustee and/or agent for the investment of the assets of pension and profit sharing plans in pooled accounts.


Item 27.         Principal Underwriter
                 ---------------------

                 (a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust,
                       Stein Roe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust, Liberty Acorn Trust, Galaxy Fund and Galaxy VIP Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Fund, Columbia Special Fund, Columbia Strategic Value Fund and Columbia Technology Fund.

                 (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

                 (1)                 (2)                   (3)


                                     Position and Offices  Positions and
                 Name and Principal  with Principal        Offices with
                 Business Address*   Underwriter           Registrant
                 ------------------  -------------------   --------------

                 Abusheery, Greg        V.P.                  None

                 Ahmed, Yakob           V.P.                  None

                 Aldi, Andrew           V.P.                  None

                 Anderson, Judith       V.P.                  None

                 Antone, Lewis E.       V.P.                  Asst. Secretary

                 Ash, James             V.P.                  None

                 Babbitt, Debra         Sr. V.P. and          None
                                        Comp. Officer

                 Banks, Keith           Director              President

                 Ballou, Rick           Sr. V.P.              None

                 Bartlett, John         Managing Director     None

                 Blakeslee, James       Sr. V.P.              None

                 Blumenfeld, Alexander  V.P.                  None

                 Bozek, James           Sr. V.P.              None

                 Brown, Beth            Sr. V.P.              None

                 Campbell, Patrick      V.P.                  None

                 Claiborne, Doug        V.P.                  None

                 Climer, Quentin        V.P.                  None

                 Conley, Brook          V.P.                  None

                 Cook, Edward           V.P.                  None

                 Couto, Scott           V.P.                  None

                 Denny, Jeffrey         V.P.                  None

                 Desilets, Marian       V.P.                  Asst. Sec

                 Devaney, James         Sr. V.P.              None

                 DiMaio, Stephen        V.P.                  None

                 Doyle, Matthew         V.P.                  None

                 Emerson, Kim P.        Sr. V.P.              None

                 Evans, C. Frazier      Managing Director     None

                 Feldman, David         Managing Director     None

                 Feloney, Joseph        Sr. V.P.              None

                 Ferullo, Jeanne        V.P.                  None

                 Fisher, James          V.P.                  None

                 Ford, David            V.P.                  None

                 Fragasso, Philip       Managing Director     None

                 Gentile, Russell       V.P.                  None

                 Goldberg, Matthew      Sr. V.P.              None

                 Grace, Anthony         V.P.                  None

                 Gubala, Jeffrey        V.P.                  None

                 Guenard, Brian         V.P.                  None

                 Hartnett, Kelly        V.P.                  None

                 Helwig, Kevin          V.P.                  None

                 Hodgkins, Joseph       Sr. V.P.              None

                 Hussey, Robert         Managing Director     None

                 Iudice, Jr., Philip    Treasurer and CFO     None

                 Jackson, Lyman         V.P.                  None

                 Jarstfer, Marlys       V.P.                  None

                 Jones, Cynthia         V.P.                  None

                 Kelley, Terry M.       V.P.                  None

                 Loewenberg, Jean       Clerk                 Secretary

                 Lynch, Andrew          Managing Director     None

                 Lynn, Jerry            V.P.                  None

                 Marcelonis, Sheila     V.P.                  None

                 Marsh, Curtis          Sr. V.P.              None

                 Martin, Peter          Sr. V.P.              None

                 McCombs, Gregory       Sr. V.P.              None

                 Menchin, Catherine     Sr. V.P.              None

                 Miller, Anthony        V.P.                  None

                 Moberly, Ann R.        Sr. V.P.              None

                 Morse, Jonathan        V.P.                  None

                 Nickodemus, Paul       V.P.                  None

                 O'Shea, Kevin          Managing Director     None

                 Owen, Stephanie        V.P.                  None

                 Palombo, Joseph R.     Director and Chief    Trustee and
                                        Operating Officer     Chairman of the
                                                              Board

                 Piken, Keith           Sr. V.P.              None

                 Ratto, Gregory         V.P.                  None

                 Reed, Christopher B.   Sr. V.P.              None

                 Ross, Gary             Sr. V.P.              None

                 Santosuosso, Louise    Sr. V.P.              None

                 Schug, Derek           V.P.                  None

                 Schulman, David        Sr. V.P.              None

                 Scully-Power, Adam     V.P.                  None

                 Sellers, Gregory       V.P.                  None

                 Shea, Terence          V.P.                  None

                 Sideropoulos, Lou      Sr. V.P.              None

                 Sinatra, Peter         V.P.                  None

                 Soares, Jeffrey        V.P.                  None

                 Soester, Trisha        V.P.                  None

                 Sprieck, Susan         V.P.                  None

                 Studer, Eric           V.P.                  None

                 Sullivan, Paul         V.P.                  None

                 Tambone, James         CEO; Co-President;    None
                                        Director

                 Tasiopoulos, Lou       Co-President;         None
                                        Director

                 Torrisi, Susan         V.P.                  None

                 Vaughey, Andrew        V.P.                  None

                 Wagner, Rebecca        V.P.                  None

                 Waldron, Thomas        V.P.                  None

                 Walsh, Brian           V.P.                  None

                 Warfield, James        V.P.                  None

                 Wess, Valerie          Sr. V.P.              None

                 Yates, Susan           V.P.                  None

                 --------------------------
                 * The address for each individual is One Financial Center, Boston, MA 02111.


Item 28.         Location of Accounts and Records
                 --------------------------------

                 Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's Custodian is One Financial

                 Center, Boston, MA 02111. The custodian's address is 1776 Heritage Drive, North Quincy, MA 02171.

Item 29.         Management Services
                 -------------------
                 See Item 15, Part A and Item 13, Part B

Item 30.         Undertakings
                 ------------
                 Not Applicable

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust I, has duly caused this Post-Effective Amendment No. 70 to its Registration Statement under the Securities Act of 1933 and Amendment No. 52 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 26th day of February, 2003.


                              LIBERTY FUNDS TRUST I



                                 By:    /s/JOSEPH R. PALOMBO
                                        Joseph R. Palombo, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                      TITLE                       DATE
----------                      -----                       ----




/s/JOSEPH R. PALOMBO            President (chief            February 26, 2003
------------------------        executive officer)
Joseph R. Palombo







/s/J. KEVIN CONNAUGHTON         Chief Financial Officer     February 26, 2003
-------------------------       (principal financial
J. Kevin Connaughton            officer)







/s/VICKI L. BENJAMIN            Chief Accounting Officer    February 26, 2003
-------------------------       (principal accounting
Vicki L. Benjamin               officer)

DOUGLAS A. HACKER*                  Trustee
------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*               Trustee
------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                   Trustee
------------------------
Richard W. Lowry


SALVATORE MACERA*                   Trustee
------------------------
Salvatore Macera


WILLIAM E. MAYER*                   Trustee           /s/HEIDI A. HOEFLER
------------------------                                 Heidi A. Hoefler
William E. Mayer                                      -------------------
                                                         Attorney-in-fact
                                                         February 26, 2003

DR. CHARLES R. NELSON*              Trustee
------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                  Trustee
------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                  Trustee
------------------------
Joseph R. Palombo


THOMAS E. STITZEL*                  Trustee
------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                 Trustee
------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                  Trustee
------------------------
Anne-Lee Verville